As filed with the Securities and Exchange Commission on July 16, 1999

                                               Securities Act File No. 333-69745
                                       Investment Company Act File No. 811-09175
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-2


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                          Pre-Effective Amendment No.2                       |X|
                        Post-Effective Amendment No. ___                     |_|


                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                                 Amendment No.2                              |X|
                        (check appropriate box or boxes)


                         ------------------------------

                                ABC TrENDS TRUST

               (Exact Name of Registrant as Specified in Charter)

                         ------------------------------

                            C/O PUGLISI & ASSOCIATES
                               850 Library Avenue
                                    Suite 204
                             Newark, Delaware 19715
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (302) 738-6680

                         ------------------------------

                                Donald J. Puglisi
                              Puglisi & Associates
                               850 Library Avenue
                                    Suite 204
                             Newark, Delaware 19715
                     (Name and Address of Agent for Service)

                         ------------------------------


                                   Copies to:
                             Linda A. Simpson, Esq.
                              Davis Polk & Wardwell
                              450 Lexington Avenue
                            New York, New York 10017

                            ------------------------

      Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                            ------------------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                       Proposed Maximum
                  Title of Securities                 Aggregate Offering            Amount of
                    Being Registered                      Price (1)             Registration Fee
------------------------------------------------------------------------------------------------
TrENDS representing shares of beneficial interest        $10,000,000.00            $2,780(2)
------------------------------------------------------------------------------------------------
(1)  Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
(2)  Previously paid.

                           --------------------------

     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                                ABC TRENDS TRUST
                              Cross Reference Sheet

Item No, Form N-2                                             Location in Prospectus
-----------------                                             ----------------------

PART A
1.   Outside Front Cover..................................... Front Cover Page

2.   Cover Pages; Other Offering Information................. Front and Back Cover Pages; Underwriting

3.   Fee Table and Synopsis.................................. Prospectus Summary; Fee Table

4.   Financial Highlights.................................... Not Applicable

5.   Plan of Distribution.................................... Front Cover Page; Prospectus Summary;
                                                              Underwriting

6.   Selling Shareholders.................................... Not Applicable


7.   Use of Proceeds......................................... Prospectus Summary; Use of Proceeds; Investment
                                                              Objective and Investment Policies; Investment
                                                              Restrictions

8.   General Description of the Registrant................... Front Cover Page; Prospectus Summary; The Trust;
                                                              Investment Objective and Investment Policies;
                                                              Investment Restrictions; Description of the TrENDS;
                                                              Risk Factors; Net Asset Value; Dividends and Other
                                                              Distributions; Certain Tax Considerations

9.   Management.............................................. Management Arrangements

10.  Capital Stock, Long-Term Debt, and Other Securities..... Prospectus Summary; Investment Restrictions;
                                                              Description of TrENDS; Certain Tax Considerations;
                                                              Dividends and Other Distributions


11.  Defaults and Arrears on Senior Securities............... Not Applicable

12.  Legal Proceedings....................................... Not Applicable

13.  Table of Contents of the Statement of Additional
        Information.......................................... Not Applicable

PART B*

14.  Cover Page.............................................. Not Applicable

15.  Table of Contents....................................... Not Applicable

16.  General Information and History......................... Not Applicable


17.  Investment Objective and Policies....................... Prospectus Summary; Investment Objective and
                                                              Investment Policies; Investment Restrictions


18.  Management.............................................. Management Arrangements



Item No, Form N-2                                             Location in Prospectus
-----------------                                             ----------------------

19.  Control Persons and Principal Holders of Securities..... Not Applicable

20.  Investment Advisory and Other Services.................. Prospectus Summary; Management Arrangements;

                                                              Experts

21.  Brokerage Allocation and Other Practices................ Investment Objective and Investment Policies;
                                                              Underwriting

22.  Tax Status.............................................. Certain Tax Considerations

23.  Financial Statements.................................... Experts; Report of Independent Auditors; Statement
                                                              of Assets, Liabilities and Capital


PART C


      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement (the "Registration Statement").


     *Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

                       SUBJECT TO COMPLETION -JULY__, 1999

================================================================================

We will amend and complete the information in this prospectus. Although we are permitted by US federal securities laws to offer these securities using this prospectus, we may not sell them or accept your offer to buy them until the documentation filed with the Securities and Exchange Commission relating to these securities has been declared effective by the Securities and Exchange Commission. This prospectus is not an offer to sell these securities or our solicitation of your offer to buy these securities in any jurisdiction where that would not be permitted or legal.

Prospectus
         , 1999

                                ABC TrENDS Trust
             _______ Trust Enhanced Distribution Securities (TrENDS)
          (Subject to exchange for common stock of ABC Company or Cash)

--------------------------------------------------------------------------------

The Trust
o  We are a newly created Delaware business trust.
o We will enter into prepaid stock purchase contracts with ___ contracting stockholders of ABC Company to purchase shares of ABC Company common stock.
o We will purchase U.S. Treasury securities to fund quarterly payments on the TrENDS _____.

The TrENDS
o Each TrENDS represents a proportionate share of beneficial interest in the assets of the Trust.
o We will pay to you $___ per TrENDS on _____, _____, _____ and _____ of each year until __________, 2002 from funds we receive from our Treasury securities. If you hold TrENDS on __________, 1999, you will receive the first distribution of $__________ on __________, 1999.
o On _______, 200__, we will deliver between _____ and one share of ABC Company common stock per TrENDS or cash equal to the value of those shares, subject to adjustments in certain situations.

Number of Shares of ABC Company Common Stock or Amount of Cash You Will Receive For Each TrENDS
o If the average of the closing prices of ABC Company common stock on the 20 trading days immediately before _____, 2002 is:
   o greater than $___, you will receive 0.__ of a share (or an equivalent amount of cash) per TrENDS;
   o greater than $___ but less than or equal to $___, you will receive shares worth $___ (valued at the average closing price) per TrENDS or $___ in cash; and
   o less than or equal to $___, you will receive one share (or an equivalent amount of cash) per TrENDS.

Early or Delayed Settlement of TrENDS
o Under the circumstances described in this prospectus, you may receive payments on your TrENDS earlier or later than _______, 200_, but not later than ___________, 200_. These payments may be in full or partial settlement of your TrENDS.

Trading of the TrENDS
o This is the first issuance of TrENDS by the Trust. As a result, there is currently no public market for the TrENDS.
o We will apply to list the TrENDS for trading on the New York Stock Exchange under the symbol, "_____."
o The ABC Company common stock is listed on the New York Stock Exchange under the symbol, "_____." On ______, 1999 the closing price was $______ per share. ABC Company is not affiliated with the Trust.
o Closed-end fund shares frequently trade at a discount from the net asset value of their fund. This risk may be greater for you if you anticipate selling your TrENDS soon after this public offering.


Closing ________, 1999

--------------------------------------------------------------------------------
                                                     Per TrENDS     Total
--------------------------------------------------------------------------------
     Initial public offering price....................$             $
     Sales load...................................... None          None
     Proceeds to Trust............................... $             $
--------------------------------------------------------------------------------

     The contracting stockholders of ABC Company severally have agreed to pay an aggregate commission to the underwriter in the amount of $___ per TrENDS from the proceeds they receive under their stock purchase contracts.

     [The underwriter has the option to purchase an additional _____ TrENDS at the initial public offering price to cover over-allotments.]

    This investment involves risks. See "Risk Factors" beginning on page 22.

--------------------------------------------------------------------------------
     The Securities and Exchange Commission and state regulators have not approved or disapproved the securities or determined whether this prospectus is truthful or complete. They have not made, and will not make, any determination as to whether anyone should buy these securities. Any representation to the
--------------------------------------------------------------------------------

                          Donaldson, Lufkin & Jenrette

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----




Prospectus Summary.............................................................1
Fee Table......................................................................7
The Trust......................................................................8
Use of Proceeds................................................................8
Investment Objective and Investment Policies...................................8
Investment Restrictions.......................................................21
Risk Factors..................................................................22
Description of TrENDS.........................................................25
Management Arrangements.......................................................26
Dividends and Other Distributions.............................................29
Net Asset Value...............................................................29
Certain Tax Considerations....................................................30
Underwriting..................................................................32
Legal Matters.................................................................34
Experts.......................................................................34
Where You Can Find More Information...........................................34
Independent Auditors' Report..................................................35
Statement of Assets, Liabilities and Capital..................................36

      In this prospectus, "ABC TrENDS Trust," the "Trust," "we," "us" and "our" each refers to ABC TrENDS Trust.


                            ------------------------

                               PROSPECTUS SUMMARY

      In this prospectus we have summarized information about the TrENDS and the Trust, including the risks of investing in the TrENDS, which you should consider before investing in the TrENDS. You should read and retain this prospectus for future reference. We have filed additional information about the Trust with the Securities and Exchange Commission. See "Where You Can Find More Information" on page 34 of this prospectus. Unless otherwise indicated, all information in this prospectus assumes that the underwriter does not exercise its over-allotment option.

                                    THE TRUST

      The ABC TrENDS Trust is a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company. We will dissolve on or shortly after the maturity of all the stock purchase contracts we hold. Each stock purchase contract is scheduled to mature on ___________, 200__, but any stock purchase contract may mature as late as
_________, 200_ if the contracting stockholder exercises its right to extend the maturity of its stock purchase contract. We may also dissolve earlier than ___________, 200__, if the maturities of all of the stock purchase contracts we hold are accelerated. See "The Trust--Our Investment Objective and Investment Policies."

Our Investment Objective and Investment Policies

      Our investment objective is to invest in the stock purchase contracts and the stripped Treasury securities described below and deliver to you your proportionate share of the property we receive from those assets.

      We will invest all of the proceeds of the TrENDS in:

      o [Number of] stock purchase contracts with [number of] contracting stockholders of ABC Company.

      o Stripped Treasury securities with face amounts and maturities that almost exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your TrENDS.

The stock purchase contracts will constitute approximately ____% of the value of our initial assets, and the Treasury securities will constitute approximately ____% of the value of our initial assets.

The Stock Purchase Contracts

      General. The stock purchase contracts we hold, in the aggregate, require the contracting stockholders to deliver to us at maturity (and we will therefore deliver to you), the number of shares of ABC Company common stock that will result in a delivery of ABC Common Stock on each TrENDS determined as follows. If the average of the closing prices of the ABC Company common stock on the 20 trading days immediately prior to the second scheduled trading day before the maturity of the stock purchase contracts is:

      o greater than $___ per share (representing a __% increase over the closing price of the ABC Company common stock on __________ 1999), ___% of a share of ABC Company common stock.

      o between $____ per share and $___ per share, a portion of a share of ABC Company common stock worth $___ (valued at the average closing price).

      o less than or equal to $____ per share, one share of ABC Company common stock.

Because of this formula, the aggregate value of the ABC Company common stock that you will receive with respect to each TrENDS will not increase unless the price per share of ABC Company common stock rises above $____. If the value per share of ABC Company common stock increases above $___, each TrENDS will provide only a ____% participation in this increase in value. You will bear the entire amount of any decrease in the value of the shares.

      Cash Settlement Option. Each contracting stockholder has the right to deliver, in place of the number of shares of ABC Company common stock described above, cash equal to the value of those shares, measured at the average of their closing prices over the 20 trading days immediately prior to the second scheduled trading day before the maturity of its stock purchase contract.

      Payment to the Contracting Stockholders. The aggregate purchase price for the shares we are purchasing under all the stock purchase contracts is $____ ($____ if the underwriter exercises its over-allotment option in full). We will pay this purchase price to the contracting stockholders on or about ____________, 1999, the expected closing date for the offering of the TrENDS.

      Extension of Maturity of Stock Purchase Contracts. Each contracting stockholder will have the right to extend the maturity of its stock purchase contract for up to two extension periods of three months each. The number of shares (or amount of cash) that each contracting stockholder must then deliver to us at the extended maturity of its stock purchase contract will be based on the average of the closing prices of the ABC Company common stock on the 20 trading days immediately preceding the second scheduled trading day prior to the extended maturity date. In order to exercise this right, the contracting stockholder must pledge to our collateral agent an amount of Treasury securities sufficient to fund the additional cash payment described in the following paragraph. If a contracting stockholder extends the maturity of its stock purchase contract, you will not receive your proportionate share of the shares of cash that the stockholder is required to deliver to us until the extended maturity date.

      Additional Cash Payment at Extended Maturity. Each contracting stockholder that extends the maturity of its stock purchase contract will be required to deliver to us (and we will therefore deliver to you) with respect to each TrENDS an additional cash payment at maturity of the stock purchase contract in an amount equal to __% per annum on that contracting stockholder's proportional amount of the initial public offering price of the TrENDS, accrued from the originally scheduled maturity to the extended maturity of the stock purchase contract, plus, if the maturity is extended to any date later than _____ [insert end of first 3-month period], an additional amount equal to __% per annum on that contracting stockholder's proportional amount of the initial offering price of the TrENDS, accrued from ______ to the extended maturity date.

      Shortening of Extended Maturity in the case of a Rollover Offering. If a contracting stockholder has extended the maturity of its stock purchase contract, it will have the right to accelerate that maturity to a business day during the extension period, but only if the contracting stockholder plans to finance the cash settlement of at least half its stock purchase contract through a "rollover offering" of new securities to be completed during that period, as described in more detail under "Investment Objective and Investment Policies--The Contracts--Post-Extension Acceleration in the Case of a Rollover Offering." If the maturity of a stock purchase contract is accelerated in connection with a "rollover offering," the amount of ABC Company common stock or cash to be delivered by the contracting stockholder on the accelerated maturity (and which we will therefore deliver to you) will be based on the closing price of the ABC Company common stock on a single trading day -- the day the rollover offering is priced -- rather than the average of the closing prices on twenty trading days.

      Adjustment Provisions. All the stock purchase contracts will contain identical adjustment provisions triggered by many but not all events that could have a dilutive or concentrative effect on the value of the ABC Company common stock. For example, if ABC Company common stock is subject to a stock split, reverse stock split or reclassification, or ABC Company is merged into or acquired by another company where marketable common equity securities are received for shares of ABC Company common stock, each contracting stockholder will be required to deliver upon maturity of its stock purchase contract an amount per TrENDS equal to between ____% and 100% of the marketable common equity securities a holder of one share of ABC Company common stock receives in that transaction.

      Partial Settlement. Distributions of certain types of property may result in partial settlement of the stock purchase contracts and your TrENDS. In that case, the contracting stockholder will be required to sell that property and deliver the cash proceeds of that sale to us in partial settlement of its stock purchase contract. We will sell a proportional amount of the Treasury securities and deliver to you a partial cash distribution as described below.

      Following any partial settlement of your TrENDS (whether because of an acceleration of the maturity of one or more stock purchase contracts or the occurrence of an event covered by the partial settlement provisions of the stock purchase contracts), the amount of ABC Company common stock or cash and the quarterly distributions that you may receive on your TrENDS thereafter will be proportionately reduced.

      Acceleration of Maturity of Stock Purchase Contracts in the Case of Certain Mergers or Liquidation of ABC Company or Bankruptcy of a Contracting Stockholder. The maturity of all stock purchase contracts will be accelerated if ABC Company consolidates or merges into another company or conveys or leases its property as an entirety or there is a statutory exchange of securities of ABC Company with another entity or there is a liquidation of ABC Company, unless the value of the marketable common equity securities received in the transaction with respect to each share of ABC Company common stock multiplied by the maximum number of shares of ABC Company common stock deliverable under all the stock purchase contracts would be greater than $_______.

      The maturity of a particular stock purchase contract will be accelerated if the contracting stockholder is declared bankrupt or insolvent or otherwise defaults on that stock purchase contract; or the collateral supporting that stock purchase contract is insufficient.

      Your TrENDS will terminate, in whole or in part, and you will receive a payment whenever a stock purchase contract matures in whole or in part. Whenever any stock purchase contract matures in whole or in part, whether at its originally scheduled maturity or any earlier or later date, we will receive ABC Company common stock (or, if certain adjustment events occur, other marketable common equity securities) and/or cash, upon settlement of that stock purchase contract. On the business day after we receive it, we will distribute to you your proportionate share of the property we have received upon settlement of that stock purchase contract. In addition, we will liquidate an amount of Treasury securities proportionate to the portion of your TrENDS that has been liquidated as a result, and we will deliver to you a portion of the cash proceeds from the sale of those Treasury securities. The amount of those cash proceeds that you will receive depends on the reason for the acceleration of the maturity of the stock purchase contract.

      If the maturity of a stock purchase contract is accelerated because of a merger or other reorganization of the ABC Company or accelerated in part as a result of a Partial Liquidation Event, we will distribute with respect to each TrENDS a portion of the proceeds of the sale of the Treasury securities to be liquidated, equal to the regular quarterly distribution on the TrENDS, prorated to reflect the number of days from the previous distribution date to the accelerated maturity or the date of the Partial Liquidation Event. We will pay to the contracting stockholder any remaining portion of the cash proceeds as an adjustment to the purchase price under the stock purchase contract.

      If, however, the maturity of a stock purchase contract is accelerated because either:

      o the contracting stockholder becomes bankrupt or defaults on its obligations to us or fails to maintain sufficient collateral with our collateral agent or

      o the contracting stockholder elects to accelerate its maturity in connection with a "rollover" offering following an extension of the maturity,

then we will distribute all the proceeds of the sale of the Treasury securities to be liquidated to the holders of the TrENDS, and you will receive your proportionate share.

      Stockholders will Pledge Shares. Each contracting stockholder will secure its obligations under its stock purchase contract by pledging to __________, our Collateral Agent, the maximum number of shares of ABC Company common stock that could be delivered under that stock purchase contract.

Management Arrangements

      We will be internally managed, and we will not have an investment adviser. Our portfolio will not be actively managed. The day-to-day administration, to be overseen by the trustees of the Trust, will be carried out by _________, as Administrator. _________ will also act as Custodian for our assets and as Paying Agent, Registrar and Transfer Agent for the TrENDS. The trustees have delegated most of their operational duties to the Administrator. _________ has no other affiliation with the Trust and, except as described, is not engaged in any other transaction with us. For its services as Collateral Agent, Administrator, Custodian and Paying Agent, Registrar and Transfer Agent, the contracting stockholders will pay ____________ a one-time, up-front fee at the closing of the offering of the TrENDS.

                                  THE OFFERING

      We are offering TrENDS at an initial offering price of $____ per TrENDS, which is equal to the closing price of the ABC Company common stock on ____________, 1999, through Donaldson, Lufkin & Jenrette Securities Corporation, as underwriter. [We have given the underwriter an option to purchase up to an additional ______ TrENDS at the public offering price within 30 days from the date of this prospectus in order to cover over-allotments.] See "Underwriting."

      You will not pay a sales load. The contracting stockholders will pay the underwriting commission from their own assets in connection with the offering.

                                   THE TrENDS

General

      Each TrENDS represents a proportionate share of undivided beneficial interest in the stock purchase contracts and the Treasury securities that we hold.

Quarterly Distributions

      We will make quarterly distributions of $____ per TrENDS on each __________, __________, __________, and __________ (or on the next business day if such date is not a business day) to you if you are the holder of record as of each __________, __________, __________ and __________, respectively. You will receive the first distribution of $____ per TrENDS on ________, 1999 if you are the holder of record on ____________, 1999. We will use cash received from the Treasury securities to pay the quarterly distributions on the TrENDS.

No Voting Rights

      You will have the right to vote on changes to the terms of the TrENDS, on the replacement of the trustees of the Trust and on other matters affecting the Trust, as described below under the caption "Description of TrENDS". However, you will not have the right to vote any shares of ABC Company common stock unless and until they are delivered to you in settlement of your TrENDS.

Listing

      We will apply to the New York Stock Exchange to have the TrENDS listed for trading under the symbol "_____."

     The ABC Company common stock is listed on the __________ under the symbol "_____."

                                 THE ABC COMPANY

General

      [Description]

Dividend Policy

      ABC Company has not historically paid any dividends on its common stock. ABC Company's board of directors has complete discretion to decide whether or not to pay dividends in the future on its common stock and the amount of those dividends. Any decision to pay dividends will necessarily depend on ABC Company's future earnings, financial condition, capital requirements and other factors. If the board of ABC Company does decide to pay a dividend, your TrENDS will generally not entitle you to receive it. Generally, you will only be entitled to the dividend if the applicable record date occurs after you have received your ABC Company common stock in exchange for your TrENDS. [However, following a merger, reorganization or similar event of ABC Company (other than one in which ABC Company is the surviving company), any dividends of the successor company will generally be delivered to us under the stock purchase contract and, therefore, we will deliver a proportionate share of those dividends to you.]

      Unless one or more of the contracting stockholders elects to deliver cash instead of shares (or unless certain other events affecting the ABC Company common stock occur), we will receive (and we will therefore deliver to you) shares of ABC Company common stock on or shortly after the maturity of each stock purchase contract). For information about ABC Company, you should refer to the accompanying prospectus of ABC Company. ABC Company is not affiliated with us, will not receive any of the proceeds from this offering and will have no obligations with respect to the TrENDS. ABC Company is not under any obligation to consider your interests for any reason. We are providing the ABC Company prospectus to you only as a convenience. The ABC Company prospectus is not a part of this prospectus relating to the TrENDS issued by the Trust, and it is not incorporated by reference into this prospectus.

                           CERTAIN TAX CONSIDERATIONS

      We will be treated as a grantor trust for United States federal income tax purposes. Accordingly, you will be treated for federal income tax purposes as the owner of a pro rata portion of the Treasury securities and the stock purchase contracts we hold. Income (including original issue discount) realized by us that is attributable to your TrENDS will generally be treated as your income.

      The Treasury securities we hold will be treated for federal income tax purposes as having "original issue discount", which will accrue over the term of the Treasury securities. Each quarterly cash distribution to you will be treated as a return of your basis in the Treasury securities and therefore will not result in a separate or additional income inclusion. However, whether you are on the cash or accrual method of tax accounting, you must recognize original issue discount on the Treasury securities as current income as it accrues. We expect that the amount of original issue discount you recognize will decrease during the life of the Trust.

      Under existing law, you will not recognize income, gain, or loss upon the execution of the stock purchase contracts by us and you generally should not recognize income on the stock purchase contracts before their settlement. Once the stock purchase contracts are settled, you will recognize taxable gain or loss if cash is delivered. If only ABC Company common stock or other marketable securities are delivered, you should not recognize gain or loss, and your tax basis in the ABC Company common stock or other securities received generally should equal your adjusted basis in the stock purchase contracts.

      The law regarding the treatment of the TrENDS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to the stock purchase contracts prior to their settlement, there are alternative characterizations that could require you to recognize income differently than would be required under the analysis set forth above. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the TrENDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the TrENDS. See "Certain Tax Considerations" on page 30.

                                  RISK FACTORS

      An investment in the TrENDS involves risk. Some of the risks of an investment in the TrENDS are described under "Risk Factors," beginning on page
22. These risks include the following.

      We will not actively manage our portfolio. We have adopted a fundamental policy that we may not dispose of the stock purchase contracts during the term of the Trust or the Treasury securities before their maturity dates. As a result, we will continue to hold the stock purchase contracts even if there is a significant decline in the value of the ABC Company common stock, or an adverse change in the financial condition of the ABC Company or the issuer of any other marketable common equity security that may become deliverable under the stock purchase contracts as a result of the operation of their adjustment provisions. Similarly, we will continue to hold the Treasury securities to maturity even if their value decreases significantly due to changes in prevailing interest rates or other factors. The only exceptions to our fundamental policy of holding the stock purchase contracts and Treasury securities to maturity are in the cases of partial liquidation of the TrENDS or early dissolution of the Trust.

      An investment in TrENDS offers you less of an overall opportunity to realize any appreciation in the value of ABC Company common stock over its current value than does a direct investment in ABC Company common stock. Generally speaking, the value of the property you receive with respect to your TrENDS (other than from quarterly distributions) will be greater than the initial price you paid to purchase your TrENDS only if the value of the ABC Company common stock has appreciated by more than __% from the time of the offering of the TrENDS to the maturity of each stock purchase contract. Even if it does appreciate by more than __%, you are entitled to receive only __% of this additional appreciation.

      You will bear the entire risk of any decline in the value of the ABC Company common stock between the date of this offering and the maturity of each stock purchase contract. If the price of the ABC Company common stock decreases, then the value of the shares of ABC Company common stock or cash that we will receive under the stock purchase contracts and that we will therefore, deliver to you with respect to your TrENDS will be less than what you paid to purchase TrENDS and you will lose money.

      The Trust is classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets we hold will be the Treasury securities and the stock purchase contracts, there is greater risk than would be the case for an investment company with more diversified investments. In addition, shares of closed-end management investment companies frequently trade at a discount from their net asset value. However, we cannot predict how the TrENDS will trade or whether an active trading market for the TrENDS will develop.

      The trading price of the TrENDS in any secondary market will be directly affected by the trading price of the ABC Company common stock. It is impossible to predict whether the price of ABC Company common stock will rise or fall. The trading price of ABC Company common stock will be influenced by ABC Company's operating results and prospects and by economic, financial and other factors and market conditions beyond our control.

      The extension or acceleration of the maturity date of any stock purchase contract could adversely affect the timing of your receipt of ABC Company common stock and the amount you may receive. In addition, if one or more of the contracting stockholders exercises its right to accelerate the maturity of its stock purchase contract in connection with a rollover offering, the amount of cash we receive with respect to the stock purchase contracts (and distribute to you) as a result will be based on a single closing price of the ABC Company common stock, rather than a 20-trading day average of closing prices.

                                    FEE TABLE

      Regulations of the Securities and Exchange Commission require the presentation of trust expenses in the following format to help you understand the various costs you will bear in the Trust, either directly or indirectly. Because we will not have any ongoing fees or expenses, you will not have any direct expenses. We will be internally managed, so we will not pay a separate investment advisory fee. The contracting stockholders will pay the underwriter a sales load of $___ per TrENDS (or __%). The contracting stockholders will also pay our organization costs in the amount of $___, the costs associated with the initial registration and offering of the TrENDS estimated to be approximately $_____, and approximately $_____ for anticipated ongoing expenses over the term of the Trust. Any unanticipated expenses will be paid by Donaldson, Lufkin & Jenrette Securities Corporation, which the contracting stockholders will reimburse. See "Management Arrangements--Estimated Expenses." The only expenses that you might be considered to bear indirectly are (i) the sales load payable by the contracting stockholders with respect to your TrENDS and (ii) our ongoing expenses, which the contracting stockholders will pay.

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load (as a percentage of offering price)..................   0%
   Automatic Dividend Reinvestment Plan Fees............................... None
ANNUAL EXPENSES (as a percentage of net assets attributable to TrENDS)
   Management Fees.........................................................   0%
   Other Expenses (after payment of costs and expenses by _____, as
   described above)*.......................................................   0%
                                                                             --

           TOTAL ANNUAL EXPENSES(c)                                           0%
                                                                             ==


--------------------
(*) If we did not have these arrangements, our "Other Expenses" and "Total Annual Expenses" would be approximately ____ % of our net assets.

      Securities and Exchange Commission regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that you will bear.

EXAMPLE                                                 1 YEAR    3 YEARS   5 YEARS    10 YEARS
You would pay the following expenses on a $1,000
   investment, assuming (1) no annual expenses and
   (2) a 5% annual return throughout the periods:        None       None      None        None


      Pursuant to Securities and Exchange Commission regulations, our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return, as mandated by the Securities and Exchange Commission. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the Trust. In addition, we do not permit the reinvestment of distributions.

                                    THE TRUST

      We are a newly created Delaware business trust and will be registering as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). We were created on December 23, 1998 pursuant to a Trust Agreement dated as of the same date (as amended and restated as of ____________, 1999, the "Trust Agreement"). The Trust will dissolve on or shortly after the business day following the day on which all the stock purchase contracts we hold have fully matured. That date is scheduled to be _______________, 200_, but may be earlier if all of the stock purchase contracts that we hold are accelerated, or later if any of the stock purchase contracts we hold are extended. We will be treated as a grantor trust for United States Federal income tax purposes. See "Certain Tax Considerations" on page 30. Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and our telephone number is (302) 738-6680.

                                 USE OF PROCEEDS

      We will receive approximately $____ (or approximately $____ if Donaldson, Lufkin & Jenrette Securities Corporation (the "Underwriter") exercises its over-allotment option in full) from the offering of the TrENDS (the "Offering"). We will use the proceeds immediately to purchase a series of stripped U.S. Treasury securities (the "Treasury Securities") with face amounts and maturities that almost exactly correspond to the quarterly distributions to be made to you under the TrENDS and to pay the purchase prices (in the aggregate, the "Purchase Price") payable under the stock purchase contracts (the "Contracts") to __________ and __________ (collectively, the "Contracting Stockholders").

                  INVESTMENT OBJECTIVE AND INVESTMENT POLICIES

Investment Objective and Investment Policies

      Our investment objective is to invest in the Contracts and the Treasury Securities and deliver to you a proportional share of the property we receive from these assets. Our investment policies, and a description of the procedures for amending those policies, are described under "Investment Restrictions."

The Contracts

      The capitalized terms we use in this section and elsewhere in this Prospectus to describe the Contracts are defined below. Please see "-- Definitions" beginning on page 13.

      General. The Contracts are scheduled to mature on ________, 2002. In the aggregate, the Contracts require the Contracting Stockholders to deliver to us at maturity (and we will therefore deliver to you on the following Business Day) a number or amount of each type of Reference Property (allocated as proportionately as practicable) that will result in delivery of Reference Property per TrENDS (the "Exchange Amount Per TrENDS") determined as follows:

         (i) if the Reference Property Value Per TrENDS is greater than the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each TrENDS __% of the Reference Property Per TrENDS;

         (ii) if the Reference Property Value Per TrENDS is greater than the Initial Price, but less than or equal to the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each TrENDS a percentage of the Reference Property Per TrENDS, so that the aggregate Then-Current Value of your distribution equals the Initial Price; and

         (iii) if the Reference Property Value Per TrENDS is less than or equal to the Initial Price, then we (and therefore you) will receive in respect of each TrENDS 100% of the Reference Property Per TrENDS.

Unless adjusted as described in this Prospectus, Reference Property Per TrENDS means one share of ABC Company Common Stock per TrENDS.

      You will receive cash instead of fractional units or interests of any Reference Property. See "--Reference Property Adjustments--Fractional Interests" on page 13.

      Each individual Contract that we hold requires the Contracting Stockholder to deliver to us on maturity of that Contract a number or amount of each type of Reference Property, allocated as proportionately as practicable, equal to the Contract Exchange Amount as of the date of maturity.

      We will value the Contract at fair value as determined in good faith at the direction of our trustees (the "Trustees") (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value" on page 29.

      Cash Settlement Option. Each Contracting Stockholder will have the option (the "Cash Settlement Option") to deliver cash instead of some or all of the Reference Property that it would otherwise be required to deliver under its Contract. If any Contracting Stockholder elects the Cash Settlement Option, it will deliver to us, on the maturity of its Contract, cash in an amount equal to the aggregate Then-Current Value of the Reference Property it would have otherwise delivered on that date. Therefore, if any Contracting Stockholder elects the Cash Settlement Option, you will receive a pro rata share of the cash delivered to us in lieu of Reference Property, or a combination of cash and Reference Property, on or shortly after the Business Day following the maturity of that Contract.

      A Contracting Stockholder may exercise its Cash Settlement Option or right to extend the maturity of its Contract by delivering to us written notice of its election not more than 60 Business Days and not less than 30 Business Days prior to the then-scheduled maturity of the Contract. Each notice of exercise of a Cash Settlement Option must specify the portion of the Contract to be settled in cash.

      Illustrative Example. The following table shows the number of shares of ABC Company Common Stock that you would receive for each TrENDS at various Reference Property Values Per TrENDS on maturity of the Contracts. The table assumes that there will be no adjustments to the Reference Property Per TrENDS and no extensions or accelerations of any Contract so that each Contract will mature on ______, 200_ and the Reference Property Per TrENDS will consist of one share of ABC Company Common Stock. If we assume the Initial Price to be $____ and the Threshold Appreciation Price to be $____, you will receive on or shortly after the Business Day following the maturity of the Contracts the following number of shares of ABC Company Common Stock or amount of cash Per TrENDS (assuming all Contracting Stockholders elect the Cash Settlement Option and deliver only cash):

                                Number of Shares of ABC
 Reference Property Value           Common Stock           OR    Amount of Cash
--------------------------     -------------------------       -----------------
  $                                                              $
  $                                                              $
  $                                                              $
  $                                                              $
  $                                                              $
  $                                                              $
  $                                                              $

      The foregoing table illustrates potential outcomes with respect to your investment in TrENDS. If the Reference Property Value Per TrENDS is greater than $___ (the Threshold Appreciation Price), you will receive in exchange for each TrENDS ___% of the Reference Property Per TrENDS, resulting in your receiving only___ % of the appreciation in value of the Reference Property above $___ (the Initial Price). If the Reference Property Value Per TrENDS is greater than $____ but less than or equal to $___ (the Threshold Appreciation Price), you will receive in exchange for each TrENDS only Reference Property with an aggregate Then-Current Value equal to $___, resulting in your receiving none of the appreciation in value of the Reference Property. If the Reference Property Value Per TrENDS is less than or equal to $___ (the Initial Price), you will receive, with respect to each TrENDS, 100% of the Reference Property Per TrENDS, regardless of the value of the Reference Property, resulting in your realizing the entire decline in value of the Reference Property.

      Purchase Price. The aggregate Purchase Price under the Contracts equals $____ ($____ if the Underwriter exercises its over-allotment option in full). We will pay the Purchase Price to the Contracting Stockholders on or about __________, 1999. We are not required to pay the Contracting Stockholders anything other than the Purchase Price (except for purchase price adjustments payable out of proceeds of the sale of Treasury Securities upon the occurrence of a Partial Liquidation Event or Liquidation Event). The Purchase Price was arrived at by arm's-length negotiations between each Contracting Stockholder and us, taking into consideration various factors including the price, expected dividend level and volatility of the ABC Company Common Stock, current interest rates, the terms of the Contracts, current market conditions generally, the collateral pledged by the Contracting Stockholders, the value of other similar instruments and the costs and anticipated proceeds of the Offering.

      Optional Extension of Contract Maturity. Each Contract is scheduled to mature on _________, 200_. However, each Contracting Stockholder will have the right to extend the maturity of its Contract to ______, 200_, and may elect to further extend the maturity of its Contract to __________, 200_, subject, in either case, to post-extension acceleration as described below. The number of shares (or amount of cash) that the Contracting Stockholder must deliver to us on the extended maturity will be based on the average of the Closing Prices of the ABC Company Common Stock on the 20 Trading Days immediately preceding the second scheduled Trading Day prior to the extended maturity of the Contract. On the Business Day after we receive this payment, we will deliver to you a proportionate share of what we receive. The relevant Contracting Stockholder may exercise this election by giving notice (not less than 21 nor more than 60 Business Days prior to the then-scheduled maturity) of such extension.

      Additional Cash Payment at Extended Maturity. In addition, we will deliver to you an additional cash payment in an amount equal to ___% per annum on that Contracting Stockholder's proportional amount of the initial public offering price of the TrENDS, accrued from the originally scheduled maturity to the extended maturity of the Contract, plus, if the maturity is extended to any date later than _____ [insert end of first 3-month period], an additional amount equal to ___% per annum on the Contracting Stockholder's proportional amount of the initial offering price of the TrENDS, accrued from _______ to the extended maturity.

      Post-Extension Acceleration in the Case of a Rollover Offering. Once a Contracting Stockholder gives notice that it has elected to extend the maturity of its Contract, the Contracting Stockholder will have the right to accelerate the then-scheduled maturity of the Contract to the date of settlement of a Rollover Offering in which the Contracting Stockholder participates. A "Rollover Offering" means an offering of newly issued securities of the ABC TrENDS Trust or another entity. A Contracting Stockholder will be deemed to "participate" in a Rollover Offering if proceeds of the Rollover Offering are received by or on behalf of the Contracting Stockholder and used to cash settle no less than 50% of its Contract. Each Contracting Stockholder may exercise this right by:

          o providing us with a certificate of an authorized officer of the Contracting Stockholder to the effect that the Contracting Stockholder is engaged in good faith efforts to consummate a Rollover Offering and

          o giving notice to us not less than 21 Business Days and not more than 30 Business Days prior to the anticipated settlement date of the Rollover Offering of (a) the Contracting Stockholder's intention to consummate a Rollover Offering and of such anticipated settlement date and (b) the portion of the Contract the settlement of which will be financed through a Rollover Offering.

      The accelerated maturity of the Contract will be the anticipated settlement date indicated in the notice described above, except that if the Contracting Stockholder postpones the settlement date for the Rollover Offering and gives four Business Days' prior notice to us, the maturity of the Contract will be the actual date on which the Rollover Offering settles. If a Rollover Offering is terminated or abandoned and the Contracting Stockholder notifies us four Business Days in advance of the then-scheduled maturity, any prior election to accelerate the Contract will be rescinded and the Contract will mature on the maturity that was scheduled prior to such acceleration, subject to post-extension acceleration pursuant to another Rollover Offering or to further extension for a second extension period, if available.

      If a Contracting Stockholder elects to finance the cash settlement of its Contract in whole or in part with the proceeds of a Rollover Offering, then the "Reference Property Value Per TrENDS" will be based on the Closing Price of the Reference Securities on the date of pricing of the Rollover Offering instead of a 20-Trading Day average of Closing Prices.

      Reference Property Adjustments. The amount and type of Reference Property we will receive under each Contract (and that we will therefore deliver to you) is subject to adjustment under the adjustment provisions in the Contracts to protect you against the dilutive effects on any Reference Security of the corporate events described in paragraph (a) below (each a "Dilution Event") and to adjust for certain events involving a reorganization of the issuer of any Reference Security (an "Issuer") described in paragraph (b) below:

          (a) If the Issuer subdivides or splits outstanding Reference Security units into a greater number of units, combines the outstanding units of such Reference Security into a smaller number of units, or pays a dividend or makes a distribution to all holders of any Reference Security consisting solely of Marketable Securities, then the Reference Property Per TrENDS will be adjusted to include the number of units of the Reference Security that a holder of the number of units of Reference Security that were part of the Reference Property per TrENDS would have held immediately following the Dilution Event.

          (b) If any Share-for-Share Reorganization Event occurs, then the Reference Property Per TrENDS will be adjusted to include the type and number of units of Marketable Securities that a holder of the number of units of Reference Security that were part of the Reference Property per TrENDS would have held immediately following the Share-for-Share Reorganization Event.

      If a Reorganization Event permits holders of a Reference Security to elect to own or receive either Marketable Securities or cash and/or other securities or property, or a combination, for purposes of determining the Reference Property adjustments, we will assume that each holder of a Reference Security has received the maximum amount of Marketable Securities that holders of the relevant Reference Securities are generally entitled to elect to receive in such Reorganization Event (after the application of any prorationing of the property to be received by holders of Reference Securities as part of such Reorganization Event).

      Within ten Business Days after the event that requires a Reference Property adjustment (or as soon as practicable after we become aware of the event), we are required to provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of Reference Property as adjusted.

      Every adjustment of the type described above will be made successively. We will not adjust the Reference Property for certain other events, including the ABC Company's offerings of ABC Company Common Stock for cash or in connection with acquisitions. Likewise, we will not adjust the Reference Property for any sales of ABC Company Common Stock by any stockholder.

   Partial Liquidation Events. If any of the following events shall occur (each, a "Partial Liquidation Event"):

          (a) the Issuer pays a dividend (including any Extraordinary Cash Dividend), makes a distribution to all holders of any Reference Security of cash, securities or other property, issues rights or warrants to subscribe for or purchase any of its securities or other property (other than pursuant to a dividend reinvestment plan or any dividend or distribution described in paragraph (a) or (b) under " --Reference Property Adjustments" and any Ordinary Cash Dividend (as defined below)) (each, a "Distributed Asset"); or

          (b) a Share-for-Combined Reorganization Event as a result of which the aggregate Then-Current Value of the Marketable Securities constituting Reference Property Per TrENDS multiplied by the number of TrENDS outstanding exceeds $_________;

then, the Contracting Stockholders will be required to deliver to us the Partial Liquidation Amount with respect to such Partial Liquidation Event. Each Contracting Stockholder will irrevocably direct the Collateral Agent to sell on behalf of the Contracting Stockholders and us in a commercially reasonable manner promptly following any Partial Liquidation Event the property received with respect to Reference Securities held as collateral. If the Collateral Agent is unable to sell that property in a commercially reasonable manner within _____ Business Days of the effective date of the Partial Liquidation Event, the Contracting Stockholders will be required to deliver the property to us. On the Business Day following the day we receive cash or other property, we will deliver to you a proportionate share of such cash or other property in partial liquidation of your TrENDS.

      The "Partial Liquidation Amount" with respect to each Partial Liquidation Event will be determined as follows:

      (a) if the Liquidation Price Per TrENDS is greater than the Liquidation Threshold Appreciation Price, then we (and therefore you) will receive in respect of each TrENDS a distribution of cash in the amount of __% of the Liquidation Price Per TrENDS.

      (b) if the Liquidation Price Per TrENDS is greater than the Liquidation Initial Price, but less than or equal to the Liquidation Threshold Appreciation Price, then we (and therefore you) will receive in respect of each TrENDS a distribution of cash in the amount of the Liquidation Initial Price.

      (c) if the Liquidation Price Per TrENDS is less than or equal to the Liquidation Initial Price, then we (and therefore you) will receive in respect of each TrENDS a distribution of cash in the amount of the Liquidation Price per TrENDS.

      In addition, in the event of a Partial Liquidation Event, we will liquidate the Liquidation Percentage of the Treasury Securities we hold and deliver with respect to each TrENDS, a portion of the cash proceeds prorated to reflect the number of days from the previous distribution date to the date of the Partial Liquidation Event. We will pay to the Contracting Stockholders any remaining portion of the cash proceeds as an adjustment to the Purchase Price.

      Immediately following the distribution to TrENDS holders of any cash or other property we receive in connection with a Partial Liquidation Event, the Initial Price will be adjusted by multiplying the Initial Price by the excess of one (1) over the Liquidation Percentage with respect to such Partial Liquidation Event.

      Reorganization Events Causing a Dissolution of the Trust. If a Liquidation Event (as defined below) occurs with respect to an Issuer, the maturity of all Contracts automatically will be accelerated to the effective date of such Liquidation Event. Each Contracting Stockholder will then be required to deliver to us the Contract Exchange Amount as of the accelerated maturity of its Contract.

      If a Liquidation Event occurs, we will distribute to you a proportionate amount of the Reference Property we receive on acceleration of the Contracts we hold. We will also sell the Treasury Securities and deliver to you, after deducting our expenses and otherwise satisfying our creditors, if any, an additional cash payment on each of your TrENDS in an amount equal to the regular quarterly distribution on the TrENDS of $_______, prorated to reflect the number of days between the most recent distribution date and the accelerated maturity of the Contracts. Any proceeds of the sale of Treasury Securities in excess of amounts needed to pay our expenses, our creditors (if any) and the additional cash payment to TrENDS holders will be delivered to the Contracting Sellers as an adjustment to the Purchase Price of the Contracts.

      Collateral Arrangements; Acceleration. We have entered into a Security and Pledge Agreement with each Contracting Stockholder, and _________, our collateral agent (the "Collateral Agent") pursuant to which the Contracting Stockholders will secure their obligations under their Contracts by pledging to us the maximum number or amount of each type of Reference Property that they would have to deliver under their Contracts.

      The Collateral Agent will promptly pay over to the Contracting Stockholders any Ordinary Cash Dividends (other than dividends on a Reference Security other than ABC Company Common Stock), interest, principal or other payments it receives on any collateral pledged by the Contracting Stockholder unless the Contracting Stockholder is in default or unless such payment would cause the collateral to become insufficient. Ordinary Cash Dividends on a Reference Security other than ABC Company Common Stock will be delivered to you on the next quarterly distribution date following the receipt by the Contracting Stockholders. See "Dividends and Other Distributions." The Contracting Stockholders will retain the right to vote any pledged units of any Reference Security for so long as such units are owned by it.

      If any of the following events shall occur with respect to a Contracting Stockholder (each, a "Default"):

          (a) the collateral pledged by that Contracting Stockholder does not consist of at least the maximum number or amount of each type of Reference Property that the Contracting Stockholder would be required to deliver under its Contract (as adjusted as a result of any Dilution Event, Reorganization Event or Partial Liquidation Event) and that failure is not cured within one Business Day after notice of that failure is delivered to the Contracting Stockholder (a "Collateral Event of Default"),

          (b) the Contracting Stockholder is declared bankrupt or insolvent or

          (c) the Contracting Stockholder otherwise defaults on its Contract,

then the Contracting Stockholder's obligations under its Contract will automatically accelerate and the Collateral Agent will distribute to us, and we will distribute to you pro rata, a number or amount of each type of Reference Property equal to the Contract Exchange Amount determined as of the date of the Default. In addition, we will liquidate a proportionate amount of the Treasury Securities we hold (based on the Contract Participation Rate of the defaulting Contracting Stockholder) and distribute a proportionate amount of the proceeds to you. After any distribution in accordance with the previous sentence, the number or amount of each type of Reference Property thereafter deliverable to holders will be proportionately reduced and the quarterly distribution that you may receive on your TrENDS will thereafter be proportionately reduced.

      Fractional Interests. The Contracting Stockholders will not be required to deliver any fractional units of any Reference Security. Instead of any fractional unit that would otherwise be delivered to fulfill a Contracting Stockholder's obligations under its Contract, we will receive an amount in cash equal to the Closing Price of that fractional unit as of the maturity of the Contract.

Definitions

      We use the following terms to describe the Contracts:

      o "ABC Company Common Stock" means the common stock, par value $___ per share, of ABC Company.

      o "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange, or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

      o The "Closing Price" of any security depends on where the security is quoted or listed on the date of determination, as follows:

          (a) if the security is listed on the New York Stock Exchange, the "Closing Price" means the closing sale price of such security on the New York Stock Exchange on that date;

          (b) if the security is listed on the New York Stock Exchange, but there is no closing sale price on that date, the "Closing Price" means the last reported sale price on the New York Stock Exchange on that date;

          (c) if the security is not listed for trading on the New York Stock Exchange, then the "Closing Price" means the closing sales price on that date reported in the composite transactions for the principal United States national or regional securities exchange on which such security is listed for trading;

          (d) if the security is not listed on a United States national or regional securities exchange, then the "Closing Price" means the closing sale price as reported by the National Association of Securities Dealers, Inc. Automated Quotation System on that date or, if the Issuer is not a U.S. entity, the principal Designated Offshore Securities Market on which such security is listed for trading;

          (e) if the closing sales price for the security is not reported by the National Association of Securities Dealers, Inc. Automated Quotation System or any Designated Offshore Securities Market, then the "Closing Price" means the last quoted bid price in the over-the-counter market on that date as reported by the National Quotation Bureau or similar organization; and

          (f) if a quoted bid price is not available, the "Closing Price" means the market value of such security on that date as determined by a nationally recognized independent investment banking firm we retain for this purpose.

      o "Contract Exchange Amount" with respect to any Contract as of any date means the product of (a) the Exchange Amount Per TrENDS as of such date multiplied by (b) the number of TrENDS outstanding as of such date multiplied by (c) the Participation Rate for such Contract.

      o "Designated Offshore Securities Market" has the meaning given to that term in Regulation S under the Securities Act.

      o "Exchange Amount Per TrENDS" has the meaning set forth on page 8 of this Prospectus.

      o "Extraordinary Cash Dividend" means, with respect to any Reference Security, the portion of any cash dividend on such Reference Security that is not an Ordinary Cash Dividend.

      o "Initial Price" means initially $____, which is the Closing Price per share of ABC Company Common Stock on the date we price the Offering of the TrENDS, subject to reduction following each Partial Liquidation Event in the manner described in this Prospectus.

      o "Liquidation Event" means any Share-for-Other Reorganization Event or Share-for-Combined Reorganization Event other than a Reorganization Event constituting a Partial Liquidation Event.

      o "Liquidation Initial Price" means, with respect to any Partial Liquidation Event, the Initial Price multiplied by the Liquidation Percentage.

      o "Liquidation Percentage" means, with respect to any Partial Liquidation Event, the Liquidation Price Per TrENDS divided by the Reference Property Value Per TrENDS as of the effective date of that Partial Liquidation Event.

      o "Liquidation Price Per Reference Security" means, with respect to any Non-Qualifying Property, if: (a) the Non-Qualifying Property is cash, the amount of cash or (b) if the Non-Qualifying Property is property other than cash, (1) the value of such property measured as the proceeds of the sale by the Collateral Agent of an equal amount of that property held as collateral or (2) if the Collateral Agent is unable to sell such property, the value as determined by a nationally recognized investment banking firm retained for this purpose.

      o "Liquidation Price Per TrENDS" means, with respect to any Non-Qualifying Property received in a Partial Liquidation Event, the Liquidation Price Per Reference Security of such Non-Qualifying Property multiplied by the number of units of Reference Securities that are part of Reference Property Per TrENDS as of the __ Business Day following the effective date of that Partial Liquidation Event.

      o "Liquidation Threshold Appreciation Price" means, with respect to any Partial Liquidation Event, the Threshold Appreciation Price multiplied by the Liquidation Percentage.

      o "Marketable Securities" means shares of common equity securities or rights that attach to such securities listed on a U.S. national securities exchange or any Designated Offshore Securities Market or quoted on the National Market System of the Nasdaq Stock Market.

      o "Non-Qualifying Property" means any Distributed Asset or Other Consideration received in a Partial Liquidation Event.

      o "Ordinary Cash Dividend" means, with respect to any Reference Security, any all-cash dividend (or portion of any all-cash dividend) on such Reference Security that, together with all cash dividends on such Reference Security declared in the preceding 12-month period (or, if such Reference Security was not outstanding at the commencement of such 12-month period, occurring in such shorter period during which such Reference Security was outstanding) is less than or equal to, on a per share basis, 10% of the Then-Current Value of such Reference Security on the date the dividend was declared. However, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during such 12-month period (or such shorter period during which such Reference Security was outstanding) of any stock dividend or distribution of shares of capital stock of the Issuer or any subdivision, split, combination or reclassification of shares of such Reference Security.

      o "Other Consideration" means cash, securities (other than Marketable Securities) or other property that does not consist of Marketable Securities, in each case, received in a Reorganization Event.

      o "Participation Rate" for any Contract as of any date means the quotient obtained by dividing (a) the initial number of shares of ABC Company Common Stock covered by the Contract by (b) the aggregate number of shares of ABC Company Common Stock initially covered by all the Contracts, in each case, including any shares covered as a result of the exercise of the Underwriter's over-allotment option.

      o "Reference Property" means initially ABC Company Common Stock, subject to adjustment at any time until the maturity of the relevant Contract.

      o "Reference Property Per TrENDS" means initially one share of ABC Company Common Stock, subject to adjustment as described under "--Reference Property Adjustments." The Reference Property that we are entitled to receive under the Contracts (and that you will receive) therefore may include a combination of ABC Company Common Stock, other securities of the ABC Company, securities of another company, and/or cash or other property, depending on the cause and nature of the change or adjustment. For purposes of calculating amounts deliverable under the Contracts or the TrENDS the maximum number or amount of all property (other than Ordinary Cash Dividends on Marketable Securities other than ABC Company Common Stock) deliverable by a Contracting Stockholder under its Contract (including cash or other property deliverable as a result of a Partial Liquidation Event) will be included in Reference Property Per TrENDS until the Contract (or the relevant portion of the Contract) is settled. The amount of Reference Property Per TrENDS will not be adjusted as a result of the acceleration of any Contract (except in connection with the occurrence of a Partial Liquidation Event, in which case the amount of Reference Property Per TrENDS will be proportionately reduced).

      o "Reference Property Value Per TrENDS" means, as of any date of determination, the aggregate Then- Current Value of the Reference Property Per TrENDS as of that date.

      o "Reference Security" means any security (as defined in Section 2(a)(1) of the Securities Act) that is part of the Reference Property, including the ABC Company Common Stock.

      o "Reorganization Event" means (a) any consolidation or merger of an Issuer with or into another entity (other than a consolidation, merger or conversion in which the Issuer is the continuing corporation and in which the units of each Reference Security of that Issuer outstanding before the consolidation, merger or conversion are not exchanged for cash, securities or other property of the Issuer or another entity);
          (b) any conversion or redemption of Reference Securities by the Issuer; (c) any sale, transfer, lease or conveyance to another entity of the property of an Issuer as an entirety or substantially as an entirety; or (d) any statutory exchange of securities of an Issuer with another entity (other than in connection with a merger or acquisition); in each case, if the effective date of such event is on or before the maturity of the relevant Contract.

      o   "Securities Act" means the Securities Act of 1933, as amended.

      o "Share-for-Combined" means, in respect of any Reorganization Event, that the consideration for the relevant Reference Securities consists of Marketable Securities in combination with cash or securities or other property that does not constitute Marketable Securities.

      o "Share-for-Other" means, in respect of any Reorganization Event, that the consideration for the relevant Reference Securities consists solely of cash or securities or other property that does not constitute Marketable Securities.

      o "Share-for-Share" means, in respect of any Reorganization Event, that the consideration for the relevant Reference Securities consists (or, at the option of the holder of such Reference Securities, may consist) solely of Marketable Securities.

      o    "Then-Current Value" means, for any item of property as of any date:

          (a)  if the item consists of cash, the amount of such cash;


          (b) if the item consists of a Marketable Security, an amount equal to the average Closing Price per unit of the Marketable Security on the 20 Trading Days immediately prior to but not including the second Trading Day preceding that date (provided, however, that if a Contracting Stockholder elects to finance the cash settlement of its Contract with the proceeds of a Rollover Offering, then the Then- Current Value of a Marketable Security will be the Closing Price of that Marketable Security on the date of pricing of the Rollover Offering); and

          (c) if the item consists of property other than cash or Marketable Security, the fair market value of such property as of 10:00 A.M., New York City time, on the third Business Day before that date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

      o "Threshold Appreciation Price" means 1.__ multiplied by the Initial Price. The Threshold Appreciation Price initially will be equal to $____.

      o "Trading Day" means, in relation to any Reference Security, a day on which the Reference Security (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market or Designated Offshore Securities Market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market or Designated Offshore Securities Market that is the primary market for the trading of that Reference Security.

The Contracting Stockholders

      The following table sets forth the name of each Contracting Stockholder, the aggregate number of shares of ABC Company Common Stock beneficially owned by each Contracting Stockholder as of ______, 1999, the maximum number of shares of ABC Company Common Stock being sold by each Contracting Stockholder to us pursuant to the Contracts, and the number of shares of ABC Company Common Stock that each Contracting Stockholder would retain solely after giving effect to such sale.



                                      Shares Beneficially       Maximum Number of         Number of Shares
                                      Owned Prior to the       Shares to be sold to      Retained after such
      Contracting Stockholder              Offering                 the Trust                   Sale
      -----------------------------   -------------------      --------------------      -------------------







Notices

      On or prior to the twenty-sixth Business Day before ________, 200_ (the originally scheduled maturity of each Contract), we will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether the maturity of any Contract has been extended, the portion (if any) of the Contracts to be extended and the applicable percentage of your TrENDS to be settled on ______, 200_, and whether the cash settlement option has been elected. At the time the notice is published, we will not have determined the Reference Property Value.

      On or prior to the twentieth Business Day before any anticipated settlement date of any Rollover Offering, we will notify the Depositary and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether any Contracting Stockholder has elected to accelerate the then-scheduled maturity of its Contract in connection with a Rollover Offering, the anticipated date of settlement of the Rollover Offering and the portion of the Contract to be financed through the Rollover Offering. We shall give notice to you by the same means promptly after receiving any notice of a postponement and/or rescheduling of the settlement date of the Rollover Offering or termination or abandonment of the Rollover Offering. If any Contracting Stockholder delivers Reference Property other than cash, you will be responsible for the payment of any and all brokerage and other transaction costs upon your resale (if any) of the Reference Property.

The ABC Company

      [Description]

      The shares of ABC Company Common Stock are traded on _________ under the symbol "______." The following table sets forth, for the periods indicated, the reported high and low sale prices of the shares of ABC Company common stock on _________ (adjusted for any stock splits or stock dividends).


   Year Ended December 31, 1997:
   Quarter                                      High      Low
   ----------------------------------------    ------    -----
   First...................................     $         $
   Second..................................
   Third...................................
   Fourth..................................


   Year Ended December 31, 1998:
   Quarter                                      High      Low
   ----------------------------------------    ------    -----
   First...................................     $         $
   Second..................................     $         $
   Third...................................
   Fourth..................................


   Year Ended December 31, 1999:
   Quarter                                      High      Low
   ----------------------------------------    ------    -----
   First...................................     $         $
   Second..................................     $         $
   Third (through          )...............     $         $


      As of _______, 1999, there were ______ holders of record of the ABC Company Common Stock, including Cede & Co., a nominee of the Depositary. Cede & Co. holds shares of ABC Company Common Stock on behalf of an indeterminate number of beneficial owners.

      ABC Company has not historically paid any dividends on the ABC Company Common Stock. ABC Company's Board of Directors has absolute discretion to decide whether or not to pay dividends in the future. The Board of Directors' decision regarding dividends depends upon the ABC Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and any other factors the ABC Company's Board of Directors believes to be relevant.

      Even if ABC Company's Board of Directors were to decide to pay a dividend, you will generally not be entitled to receive such dividend unless you have already exchanged your TrENDS for ABC Company Common Stock. In addition, the applicable record date for determining stockholders entitled to receive dividends must occur after you have received your ABC Company Common Stock. See "Risk Factors" on page 22.

      We are not affiliated with the ABC Company. The ABC Company will not receive any of the proceeds from the Offering, and will not have any obligations with respect to the TrENDS. This prospectus (the "Prospectus") relates only to the TrENDS being offered, and does not relate to the ABC Company or the ABC Company Common Stock. The ABC Company has filed a registration statement with the Securities and Exchange Commission (the "SEC") to register the shares of ABC Company Common Stock that you may receive upon termination of the Trust. The registration statement contains a prospectus (the "ABC

Company Prospectus") that includes information relating to the ABC Company and the ABC Company Common Stock[, including certain risk factors relevant to an investment in the ABC Company Common Stock]. The ABC Company Prospectus is attached to this Prospectus and is being delivered to you only as a convenience. The ABC Company Prospectus is not part of this Prospectus, and it is not incorporated by reference into this Prospectus. See "Risk Factors--No Affiliation Between the Trust and the ABC Company" on page 24.

Enhanced Yield; Less Potential for Equity Appreciation than ABC Company Common Stock; No Depreciation Protection

      Owning a TrENDS is not the same as owning a share of ABC Company Common Stock. The TrENDS will provide you with a current distribution yield that is higher than the current dividend yield on the ABC Company Common Stock (the ABC Company Common Stock currently does not pay any dividends). However, there can be no assurance that the yield on the TrENDS will be higher than the dividend yield on the ABC Company Common Stock in the future. In addition, your opportunity to benefit from appreciation in the price of ABC Company Common Stock by investing in TrENDS is less than you would have if you invested directly in ABC Company Common Stock because the value of the Reference Property you receive with respect to your TrENDS will be greater than the initial price you paid to purchase your TrENDS only if the Reference Property Value Per TrENDS is greater than the Threshold Appreciation Price of $_____. Even if the Reference Property Value Per TrENDS is greater than the Threshold Appreciation Price, because each TrENDS will in that case entitle you to receive only ___% of the Reference Property Per TrENDS, you will receive only ___% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation in the value of the Reference Property above the Threshold Appreciation Price. However, if the Reference Property Value Per TrENDS is less than the Initial Price, you will bear the entire decline in value of the Reference Property. See "Risk Factors--TrENDS Give You Less Opportunity for Equity Appreciation than ABC Company Common Stock." Additionally, because the Reference Property Value Per TrENDS may be determined based on a 20-Trading Day average, the value of a share of ABC Company Common Stock or other Reference Property distributed in exchange for your TrENDS may be more or less than the Reference Property Value Per TrENDS used to determine the number or amount of Reference Property you will receive.

The Treasury Securities

      We will purchase and hold a series of "stripped" Treasury Securities with face amounts and maturities that almost exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your TrENDS. Up to ____% of the value of our total assets may be invested in these Treasury Securities. If the Contracts are accelerated as described under "--Reorganization Events Causing a Dissolution of the Trust," or if a Partial Liquidation Event shall occur, then we will sell the applicable portion of Treasury Securities and deliver to you a cash distribution on each of your TrENDS in an amount equal to your proportionate share of the cash proceeds of the sale of the applicable portion of Treasury Securities maturing on the next quarterly distribution date (determined by proration reflecting the number of days between the immediately preceding distribution date and the effective date of the event causing the liquidation) together with other amounts distributed upon acceleration or partial liquidation. We will then deliver to the Contracting Stockholders, as adjustments to the Purchase Price of the Contracts, proportional amounts (based on the Contract Participation Rates of each Contracting Stockholder) of any remaining proceeds of the sale of Treasury Securities, after deducting our expenses and otherwise satisfying creditors of the Trust, if any.

      If any Contract is accelerated as a result of a Default by or bankruptcy of a Contracting Stockholder or in connection with a Rollover Offering, we will liquidate the applicable number of Treasury Securities and distribute the proceeds to you pro rata, together with the other amounts to be distributed upon such acceleration.

      If you acquired TrENDS at the Initial Price on the issue date from the Underwriter in this Offering, the following table contains information regarding your annual gross distributions from Treasury Securities per TrENDS and the amount of original issue discount accruing on the Treasury Securities, assuming a yield-to-maturity accrual election, for short-term Treasury Securities. See "Certain Tax Considerations" on page 30.


                           Annual Gross
                        Distributions from                 Annual Inclusion of
                      Treasury Securities per            Original Issue Discount
Year                          TrENDS                      in Income per TrENDS
--------------        -----------------------            -----------------------
                                $                                   $








      We will make quarterly distributions to you of $____ per TrENDS on each __________, __________, __________ and __________ (or on the next Business Day if such date is not a Business Day), if you are the holder of record as of each __________, __________, __________, and __________, respectively. You will receive the first distribution of $_______ per TrENDS on ________, 1999 if you are the holder of record on _______, 1999. We will use the cash we receive from the proceeds of the Treasury Securities to pay the quarterly distributions on your TrENDS. We will not be entitled to any future dividends that may be declared on the ABC Company Common Stock.

      The amount of the quarterly distributions may be reduced under certain circumstances. If the Contracts are accelerated as described under "--Reorganization Events Causing a Dissolution of the Trust," or if a Partial Liquidation Event shall occur, then we will sell the applicable portion of Treasury Securities and deliver to you a cash distribution on each of your TrENDS in an amount equal to your proportionate share of the cash proceeds of the sale of the applicable portion of Treasury Securities maturing on the next quarterly distribution date (determined by proration reflecting the number of days between the immediately preceding distribution date and the effective date of the event causing the liquidation) together with other amounts distributed upon acceleration or partial liquidation. We will then deliver to the Contracting Stockholders, as adjustments to the Purchase Price of the Contracts, proportional amounts (based on the Contract Participation Rates of each Contracting Stockholder) of any remaining proceeds of the sale of Treasury Securities, after deducting our expenses and otherwise satisfying creditors of the Trust, if any. If any Contract is accelerated as a result of a Default by or bankruptcy of a Contracting Stockholder or in connection with a Rollover Offering, we will liquidate the applicable number of Treasury Securities and distribute the proceeds to you pro rata, together with the other amounts to be distributed upon such acceleration. See "Dividends and Other Distributions" on page 29.


Temporary Investments

      For cash management purposes, we may invest the proceeds of the Treasury Securities and any other cash we hold in short-term obligations of the U.S. Government maturing no later than the Business Day before the next distribution date.

Trust Dissolution


      The Trust will dissolve on or shortly after all the Contracts have matured. We have adopted as a fundamental policy that we will not dispose of the Contracts during the Trust's term, though under the circumstances described above, the Contracts may be accelerated before their originally scheduled maturity. If the Contracts are accelerated, our assets (except for the Contracts) will be liquidated, and the Trust dissolved. Upon dissolution, we will distribute to you your proportionate share of our assets which will include the proceeds received from the liquidation (less any adjustment to the purchase prices of the Contracts) and any assets received in settlement of the Contracts.

      Fractional Interests. You will not receive any fractional units of any Reference Property. Instead, all fractional units will be aggregated and liquidated and you will receive a pro rata portion of the proceeds from such liquidation (less any brokerage costs or related expenses).


                             INVESTMENT RESTRICTIONS

      The Trust has adopted the following fundamental policies. We will not:


          o   dispose of the Contracts during the term of the Trust;

          o dispose of the Treasury Securities before their maturity dates, other than if we dissolve earlier than __________, 200_ or in connection with a Partial Liquidation Event;

          o purchase any securities or instruments other than the Treasury Securities, Contracts and any Reference Security received under the Contracts and, for cash management purposes, short-term obligations of the U.S. Government;

          o   issue any senior securities or instruments other than the TrENDS;

          o engage in short sales, purchase on margin or write put or call options;

          o   borrow money;

          o   underwrite securities of other issuers;

          o purchase or sell real estate, real estate mortgage loans, commodities or commodities contracts; or

          o   make loans.

The only exceptions to our fundamental policy of holding the stock purchase contracts and Treasury Securities to maturity are in the cases of partial liquidation of the TrENDS or early dissolution of the Trust.

      We will also invest at least 65% of our portfolio in the Contracts. The Contracts will represent approximately ___% of the value of our initial assets.

      We cannot change these fundamental policies without the vote of 100% of the outstanding TrENDS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by our Trustees without your approval.

      Because of the foregoing policies, our investments will be concentrated initially in the _________ industry, which is the industry in which the ABC Company currently operates. However, to the extent that the ABC Company diversifies its operations into one or more other industries, or the Reference Property includes a Reference Security of an Issuer that operates in another industry, our investments will be less concentrated in the _________ industry. See "Risk Factors--Our Portfolio is Not Diversified" on page 23.

                                  RISK FACTORS

      You should carefully consider the following factors and other information in this prospectus and the accompanying prospectus of the ABC Company before deciding to invest in the TrENDS. As described in more detail below, the trading price of the TrENDS may vary considerably before the maturity of the stock purchase contracts due to, among other things, fluctuations in the price of the ABC Company common stock or the value of other reference property and other events that are difficult to predict and beyond our control.

We Will Not Actively Manage Our Portfolio

      We will not have an investment advisor to manage our portfolio like a typical closed-end investment company. Instead, we will be internally managed by our trustees. Our fundamental policy is to not dispose of the stock purchase contracts before the Trust's term expires. Similarly, unless the Trust dissolves earlier or we sell Treasury securities in connection with the acceleration or partial liquidation of a stock purchase contract, we will not dispose of the Treasury securities before their maturity dates. As a result, the Trust will continue to hold the stock purchase contracts, even if there is a significant decline in the value of the ABC Company common stock (or any other reference property) or an adverse change in the financial condition of the ABC Company (or any other issuer of reference securities).

TrENDS May Have Limited Liquidity

      There may be little or no secondary market for the TrENDS. The TrENDS are a relatively new type of financial instrument and there currently is no secondary market for them. We have applied to the New York Stock Exchange to list the TrENDS on such exchange, but we do not know whether active trading in the TrENDS will develop and continue even if they are so listed. If there is a secondary market for the TrENDS, it may not provide significant liquidity.

TrENDS May Trade at a Discount to Net Asset Value

      The Trust is a newly organized "non-diversified," closed-end, management investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the TrENDS will trade at, below or above our net asset value. Since the TrENDS are not redeemable, if you wish to dispose of them, you must bear the risk that if they do trade at a discount at the time you sell them, you could realize a loss on your investment in TrENDS, regardless of our performance.

The Number of Shares You Receive Will Not Be Adjusted for Certain Potentially Dilutive Events

      The ABC Company (and any other issuer of reference securities) is free to issue additional shares during the term of the TrENDS. Similarly, any stockholder of the ABC Company could decide to sell its shares at any time. Although the amount of reference property you receive will be adjusted to protect you from certain types of dilutive events, it will not be adjusted if the ABC Company offers ABC Company common stock for cash or as consideration to make an acquisition or if a stockholder sells shares. Any such issuances or sales could lead to declines in the value of ABC Company common stock and, if no adjustment is made to the TrENDS, in the value of your TrENDS. Neither the ABC Company nor any stockholder (including the contracting stockholders) has any obligation to consider your interests for any reason.

Your Opportunity for Gain May Be Diminished If Any of the Contracts Mature Early

      Each stock purchase contract is scheduled to mature on ________, 200_ but the maturity of each stock purchase contract may be accelerated if: the ABC Company consolidates or merges into another company, conveys or leases its property as an entirety or there is a statutory exchange of securities of ABC Company with another entity (unless immediately following the event, the marketable common equity securities underlying all the

TrENDS have a value in excess of $_________); the ABC Company liquidates or similar events occur; the contracting stockholder that is a party to the stock purchase contract is declared bankrupt or insolvent; or the collateral supporting the stock purchase contract is deemed to be insufficient. On acceleration, the proceeds and assets you will receive could be substantially less that what you would have received if each stock purchase contract were to have matured on its originally scheduled maturity.

Our Portfolio Is Not Diversified

      Because we are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets we hold will be the Treasury securities and the stock purchase contracts, there is greater risk than would be the case for an investment company with more diversified investments.

You Bear All the Risk of Any Loss in the Value of ABC Company Common Stock

      The terms of the TrENDS are similar to the terms of ordinary equity securities in that the aggregate value of the ABC Company common stock, cash or other reference property that you will receive with respect to your TrENDS is not fixed, but is based on the price of the ABC Company common stock (or the value of other reference property). See "Investment Objective and Investment Policies--The Contract" on page 8. If the average of the closing prices of the ABC Company common stock on the 20 trading days prior to the second business day before the maturity of each stock purchase contract is less than the initial price of ABC Company common stock, you will suffer a loss on your investment, because the value of the shares you receive for each TrENDS will be less than the price you initially paid for each TrENDS.

TrENDS Give You Less Opportunity for Equity Appreciation Than ABC Company Common Stock

      Owning a TrENDS is economically different from owning a share of ABC Company common stock in that an investment in TrENDS offers you less of an overall opportunity to realize any appreciation in the value of ABC Company common stock over its current value than does a direct investment in ABC Company common stock. This is because if the value of a share increases from $______ per share (the initial price) to a value less than or equal to $___ per share, you are entitled to receive an amount of stock with a value equal to $____ per share (the (initial price) . If the value of a share increases to any price above $___ per share, you are entitled to receive only ___% of this increase.


Trading Prices of the TrENDS May Be Influenced by Many Unpredictable Factors

      Many factors, a number of which are beyond our control, will influence the value of the TrENDS. We expect that the market value of the ABC Company common stock will affect the value of the TrENDS more than any other factor. The trading price of the ABC Company common stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of the ABC Company common stock and the TrENDS include:

          o whether ABC Company makes a profit and what its future prospects are;

          o economic, financial and political events that affect capital markets generally;

          o sales of substantial amounts of ABC Company common stock after this Offering (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in TrENDS) or the perception that such sales could occur;

          o   interest and yield rates in the capital markets; and

          o the time remaining until the maturity of the stock purchase contracts.

      The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of ABC Company common stock and the TrENDS regardless of the actual operating performance or creditworthiness of the ABC Company.

You Bear Some Market Risk on Settlement

      If any contracting stockholder decides to exercise its option to settle its stock purchase contract in cash, the amount of cash we will receive in place of any reference security will be based on the average of the closing prices of that reference security for the 20 trading days period ending immediately before the second trading day prior to the maturity of that stock purchase contract. The price of the ABC Company common stock (and any other reference security that you may receive as a result of dilution adjustments) will be subject to market fluctuations during that period. The amount of cash you receive at maturity of that stock purchase contract may be less than the value of the ABC Company common stock (or other reference securities), measured on the date you receive the cash, that you would have received had the contracting stockholder not exercised its cash settlement option. For example, if a contracting stockholder exercises its cash settlement option during a period when the value of the ABC Company common stock is continuously rising, the average of the closing prices of such stock over the 20 trading day averaging period may be lower than the value of the ABC Company common stock on the maturity of the stock purchase contract. See "Investment Objective and Investment Policies--The Contract" on page 8.

      If any contracting stockholder extends his stock purchase contract and then accelerates it in connection with a "rollover offering," the number of shares of ABC Company common stock you will receive with respect to your TrENDS will be based on a single day's closing price instead of a 20 trading day average.

You Will Have No Shareholder Rights With Respect to Any Reference Security or Contractual Rights With Respect to the Contracts

      If you invest in the TrENDS, you will have no rights with respect to any reference security, including voting rights or rights to receive any dividends or other distributions on such reference security (except for ordinary dividends paid on reference securities other than ABC Company common stock, a proportional share of which will be distributed to you). You will have rights with respect to the dividends or other distributions on reference securities that you receive in exchange for your TrENDS only if the applicable record date for determining stockholders entitled to those rights occurs after you have received your reference security.

      None of the contracting stockholders is responsible for determining the amount of reference property you will receive for your TrENDS. Each stock purchase contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

No Affiliation Between the ABC Company and Us

      We are not affiliated with the ABC Company. We have no knowledge whether any of the events described under "Investment Objective and Investment Policies--Reference Property Adjustments" on page 11 are currently being considered by the ABC Company other than as has been publicly disclosed. We also have no knowledge of any event that would have a material adverse effect on the ABC Company or on the price of the ABC Company common stock other than any event that has been publicly disclosed.

      The ABC Company has no obligations with respect to the TrENDS, including any obligation to consider our needs or your needs for any reason. The ABC Company will not receive any of the proceeds from this offering. The ABC Company is not responsible for and has not participated in determining the amount you will receive for your TrENDS on or shortly after the maturity of each stock purchase contract. The ABC Company is not involved with the administration or trading of the TrENDS and has no obligations with respect to the amount you receive on or shortly after the maturity of any stock purchase contract.

Uncertain Tax Treatment

      The law regarding the treatment of the TrENDS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the stock purchase contracts prior to their settlement, there are alternative characterizations that could require you to recognize income differently than would be required under the analysis set forth below under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the TrENDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the TrENDS. See "Certain Tax Considerations" on page 30.

                              DESCRIPTION OF TrENDS

      A total of _________ TrENDS will be issued in the Offering, assuming the Underwriter does not exercise its over-allotment option. You are entitled to share pro rata in our remaining assets available for distribution if we liquidate. TrENDS have no preemptive, redemption or conversion rights. The TrENDS, when issued and outstanding, will be fully paid and nonassessable undivided beneficial interests in our assets.

      You are entitled to one vote for each TrENDS you hold on all matters affecting the Trust to be voted on by the holders of the TrENDS. You cannot cumulate your votes in the election of our Trustees. The Trust Agreement provides that any investment company or group of affiliated investment companies that hold TrENDS in excess of the limitations described under "Underwriting--Investment Restrictions" will vote such TrENDS in proportion to the votes of all other holders. We intend to hold annual meetings as required by the rules of _________. You, along with the other TrENDS holders, will have the right, upon the declaration in writing or vote of more than two-thirds of the TrENDS, to remove a Trustee. The Trustees will call a meeting for holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the TrENDS, or to vote on other matters upon the written request of the record holders of 51% of the TrENDS (unless substantially the same matter was voted on during the preceding 12 months).

Book-Entry System


      The TrENDS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of the Depositary's nominee.

      The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities for people who have accounts with them ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminated the need to physically move certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

      After a Global Security is issued, the Depositary or its nominee will credit the TrENDS represented by such Global Security to its participants' accounts. The Underwriter will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the Global Securities. If you are a participant, the Depositary or its nominee will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial interest within such participant. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

      So long as the Depositary or its nominee for a Global Security is the registered owner of such Global Security, such Depositary or its nominee will be considered the sole owner or holder of the TrENDS. Generally, you will not be entitled to have the TrENDS registered in your name and will not receive or be entitled to receive physical delivery of the TrENDS in definitive form and will not be considered the owner or holder of the TrENDS.


      Since the Depositary or its nominee is the registered owner or the holder of the Global Security, we will pay the quarterly distributions, any Reference Property or any other consideration in connection with the TrENDS to the Depositary or its nominee. We expect that the Depositary or its nominee, when it receives such payment, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the Global Security, according to its records. We also expect that payments by participants to persons who hold through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants. None of the Trust, any Trustee, the Administrator, the Paying Agent, Registrar and Transfer Agent or the Custodian for the TrENDS will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a Global Security, or payments made on account of such interests or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.


      A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue TrENDS in definitive registered form in exchange for the Global Security. In addition, we may at any time at our sole discretion decide not to have any TrENDS represented by one or more Global Securities, in which case we will issue TrENDS in definitive form in exchange for all of the Global Securities. Further, we may specify that an owner of a beneficial interest in a Global Security may, on acceptable terms to us and the Depositary, receive TrENDS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to receive TrENDS in definitive form registered in its name equal in number to its proportionate interest in such Global Security.

                             MANAGEMENT ARRANGEMENTS

General

      The Trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act. None of the three individuals initially designated as Trustees of the Trust is an "interested person" of the Trust as defined in the Investment Company Act.

      The name of each Trustee, his position and his principal occupation during the past five years are set forth below:


                                                           Principal Occupation During
Name, Age and Address                       Title                Past Five Years
-------------------------------------  ----------------    ---------------------------
Donald J. Puglisi, [51]..............  Managing Trustee        Professor of Finance
 Department of Finance                                        University of Delaware
 University of Delaware
 Newark, DE 19716
William R. Latham, I, [52]...........      Trustee            Professor of Economics
 Department of Economics                                      University of Delaware
 University of Delaware
 Newark, DE 19716
James B. O'Neill, [57]...............      Trustee            Professor of Economics
 Center for Economic Education                                University of Delaware
 & Entrepreneurship
 University of Delaware
 Newark, DE 19716


Compensation of Trustees


      Each unaffiliated Trustee will be paid a one-time, up-front fee of $ by or on behalf of the Contracting Stockholders in respect of his annual fee and anticipated out-of-pocket expenses. The Managing Trustee will also receive an additional up-front fee of $ for serving in that capacity. We will not compensate a Trustee in any manner, including any pension or retirement benefits. The Trustees do not receive any compensation for serving as a trustee or director of any other affiliated investment company.


Portfolio Management and Administration


      The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees will authorize the purchase of the Contracts and the Treasury Securities as directed by the Trust Agreement. We have as a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, unless we dissolve earlier or we sell Treasury Securities in connection with the acceleration or partial liquidation of a Contract, we will not dispose of the Treasury Securities before their maturity dates.

      All expenses we incur in our operations will be paid by or on behalf of the Contracting Stockholders, including, among other things, accounting and auditing fees, expenses for legal services, taxes, costs of printing and mailing stock certificates, shareholder reports and proxies, listing fees, if any, the Administrator, Custodian and Paying Agent, Registrar and Transfer Agent's fees, expenses of registering the TrENDS under Federal and state securities laws, the Trustees' fees and expenses, and litigation and other extraordinary or non-recurring expenses. See "--Estimated Expenses" on page 29.


Administrator


      The Trust's day-to-day affairs will be managed by _________, as trust administrator (the "Administrator") pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator. These include the duties to: (a) receive invoices for and pay all of our expenses; (b) with the approval of the Trustees, engage legal and other professional advisors (other than our independent public accountants);
(c) instruct the Paying Agent to pay any distributions on the TrENDS; (d) prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records; (e) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and (f) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders. The Administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets (except in connection with any acceleration of the Contracts as described under "Investment Objective and Investment Policies--Reference Property Adjustments--Reorganization Events Causing a Dissolution of the Trust," and "--Collateral Arrangements; Acceleration", a partial liquidation in connection with a Partial Liquidation Event as described under "Investment Objective and Investment Policies--Reference Property Adjustments--Partial Liquidation Events" or the settlement of each Contract on its maturity). Under the terms of the Administration Agreement, the Administrator will be paid $____ for providing these services.


      The Administration Agreement may be terminated by us or the Administrator with 60 days prior written notice, but the agreement may not be terminated until a successor Administrator has been chosen and has accepted the Administrator's duties.

      Except for its roles as our Administrator, Custodian and Paying Agent, Registrar and Transfer Agent, and except for its role as Collateral Agent under the Security and Pledge Agreement, _________ has no other affiliation with us, and is not engaged in any other transactions with us.

      The address of the Administrator is ___________________________.

Custodian


      Our custodian (the "Custodian") is _________ pursuant to a custodian agreement (the "Custodian Agreement"). If we terminate the Custodian Agreement or the Custodian resigns, we must engage a new Custodian to carry out the duties of the Custodian. Under the Custodian Agreement, all net cash we receive will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent (the "Collateral Agent") under the Security and Pledge Agreement and will hold a perfected security interest in the pledged Reference Property or other pledged assets.


      The address of the Custodian is __________________.

Paying Agent

      The Paying Agent, Registrar and Transfer Agent (the "Paying Agent") for the TrENDS is _________ pursuant to a paying agent agreement (the "Paying Agent Agreement"). If we terminate the Paying Agent Agreement or the Paying Agent resigns, we will use our best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

      The address of the Paying Agent is __________________.

Indemnification


      We will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that they may incur in acting in such capacity, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. The Underwriter has agreed to reimburse us for any amounts we pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian. The Underwriter will in turn be reimbursed by or on behalf of the Contracting Stockholders.

Estimated Expenses

      At the closing of the Offering, each of the Administrator, the Custodian, the Collateral Agent and the Paying Agent will be paid a one-time, up-front amount in respect of its fee by or on behalf of the Contracting Stockholders and, in the case of the Administrator, our anticipated ongoing expenses over the term of the Trust. Our anticipated expenses include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, TrENDS certificates and stockholder reports and stock exchange fees. Our organization costs in the amount of $____ and estimated costs in connection with the initial registration and public offering of the TrENDS in the amount of approximately $____ will be paid by or on behalf of the Contracting Stockholders.

      The amount payable to the Administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by the Underwriter. The Underwriter will in turn be reimbursed by or on behalf of the Contracting Stockholders.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      We will make quarterly distributions from the proceeds of the Treasury Securities. You will receive the first distribution of $____ per TrENDS, in respect of the period from __________, 1999 until __________, 1999, on
__________, 1999 if you are the holder of record on __________, 1999. After that, we will make quarterly distributions of $____ per TrENDS on each __________, __________, ___________ and __________ (or on the next Business Day if such date is not a Business Day) if you are the holder of record as of each __________, __________, __________ and __________, respectively.

      The amount of the quarterly distributions may be reduced under certain circumstances. If the Contracts are accelerated as described under "--Reorganization Events Causing a Dissolution of the Trust," or if a Partial Liquidation Event shall occur, then we will sell the applicable portion of Treasury Securities and deliver to you a cash distribution on each of your TrENDS in an amount equal to your proportionate share of the cash proceeds of the sale of the applicable portion of Treasury Securities maturing on the next quarterly distribution date (determined by proration reflecting the number of days between the immediately preceding distribution date and the effective date of the event causing the liquidation) together with other amounts distributed upon acceleration or partial liquidation. We will then deliver to the Contracting Stockholders, as adjustments to the Purchase Price of the Contracts, proportional amounts (based on the Contract Participation Rates of each Contracting Stockholder) of any remaining proceeds of the sale of Treasury Securities, after deducting our expenses and otherwise satisfying creditors of the Trust, if any. If any Contract is accelerated as a result of a Default by or bankruptcy of a Contracting Stockholder or in connection with a Rollover Offering, we will liquidate the applicable number of Treasury Securities and distribute the proceeds to you pro rata, together with the other amounts to be distributed upon such acceleration.

      Any and all Ordinary Cash Dividends received by the Collateral Agent on Reference Securities (other than the ABC Company Common Stock) that were received as a result of a Reorganization Event will be initially retained by the Collateral Agent, but then paid to you on the next following quarterly distribution date.


                                 NET ASSET VALUE


      We will calculate the net asset value of the TrENDS on a quarterly basis by dividing the value of our net assets (the value of our assets less our liabilities) by the total number of TrENDS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at such other times as the Trustees may determine. The Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contracts will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the Contracts and with comparable terms.


                           CERTAIN TAX CONSIDERATIONS

      The following discussion sets forth the opinion of Davis Polk & Wardwell, special tax counsel to the Trust ("Counsel"), as to certain of the material United States federal income tax consequences that may be relevant to the ownership of a TrENDS. This general discussion applies to you only if you purchase the TrENDS at their initial issuance at the public offering price and hold the TrENDS as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). This discussion does not address all of the tax consequences that may be relevant to you in light of your particular circumstances or if you are subject to special treatment under the federal income tax laws (e.g., if you are a financial institution, tax-exempt organization, dealer in options or securities, trader in securities that elect to mark-to-market or if you hold a TrENDS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction). It also does not discuss the tax consequences of the ownership of the ABC Company Common Stock. If you are considering purchasing TrENDS, you should review the discussion under "Taxation" in the accompanying ABC Company Prospectus concerning the federal tax consequences of an investment in the ABC Company Common Stock, which is based upon the opinion of __________________, counsel to the ABC Company.

      The summary set forth below is based on the Code, administrative pronouncements, judicial decisions and existing and proposed Treasury Regulations, changes to any of which subsequent to the date of this Prospectus may affect the tax consequences described below. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the TrENDS and therefore, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the United States federal income tax consequences of an investment in the TrENDS. Accordingly, you are urged to consult your tax advisor regarding the United States federal income tax consequences of an investment in the TrENDS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

      You are a "United States Holder" if you are, for United States federal income tax purposes, (i) a citizen or resident of the United States, (ii) a corporation created or organized in or under the laws of the United States or of any political subdivision thereof, (iii) an estate the income of which is subject to United States federal income taxation regardless of its source, or
(iv) a trust if a U.S. court is able to exercise primary supervision over the administration of the Trust and one or more U.S. persons have the authority to control all substantial decisions of the Trust. You are a "Non-U.S. Holder" if you are (i) a nonresident alien individual, (ii) a foreign corporation, or (iii) a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

      The Trust will be treated as a grantor trust for U.S. federal income tax purposes, and income received by the Trust will be treated as your income in the manner set forth below. You will be treated as owning a pro rata portion of the Treasury Securities and the Contracts held by the Trust, in proportion to the number of TrENDS you purchase. References to your Treasury Securities or your Contracts should therefore be understood as references to your share of the Treasury Securities and the Contracts held by the Trust.

U.S. Federal Income Tax Consequences to United States Holders

      Tax Basis of the Treasury Securities and the Contracts. Your tax basis in the Treasury Securities and the Contracts will be determined by allocating your purchase price for the TrENDS in proportion to the price paid by the Trust for the Treasury Securities and the Contracts. It is currently anticipated that __% and __% of the net proceeds of the offering will be used by the Trust to purchase the Treasury Securities and as payment under the Contracts, respectively.

      Recognition of Original Issue Discount on the Treasury Securities. Each Treasury Security in the Trust will only provide for a single payment. You will be required to treat each of your Treasury Securities as a bond originally issued on the date you purchased your TrENDS, and which bears original issue discount equal to the difference between your tax basis in the Treasury Security and the amount payable at its maturity. Whether you are on the cash or accrual method of tax accounting, you generally will be required to include original issue discount in income as it accrues in accordance with a constant yield method. You must accrue original issue discount on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) on a straight-line basis, however, unless you elect to accrue it using a constant yield method. Your tax basis in a Treasury Security will be increased by the amount of any original issue discount you accrue. Quarterly cash distributions will be treated as a return of your basis in your Treasury Securities and will not result in a separate or additional income inclusion.

      Treatment of the Contracts. You will be treated as entering into your Contracts and as receiving the Reference Property delivered to the Trust with respect to your Contracts. You will not recognize income, gain or loss upon entry into the Contracts. You should not recognize income with respect to the Contracts prior to their settlement, except as noted below.

      Sale of TrENDS Prior to Settlement. If you sell a TrENDS, you will recognize taxable gain or loss equal to the difference between the amount you realize on the sale or exchange and your total adjusted tax basis in your Treasury Securities and Contracts. Any gain or loss you realize should generally be long-term capital gain or loss if at such time you have held your TrENDS for more than one year.

      Settlement at Maturity of Your Contracts. If you receive only Reference Property other than cash on settlement of your Contracts, you should not recognize any gain or loss, and your tax basis in the Reference Property you receive should equal your tax basis in the Contracts. Your holding period for any Reference Property you receive will start on the day after the settlement date.

      If you receive cash on settlement of any of your Contracts, you will recognize gain or loss equal to the difference between the cash you receive and the allocable portion of your tax basis in the Contracts that are settled. Where both cash and other reference property are received on settlement of particular Contracts, your basis in those Contracts will be allocated between the cash (for purposes of calculating recognized gain or loss) and the other Reference Property (for purposes of computing its tax basis) in proportion to the relative values of the cash and other Reference Property. Your recognized gain or loss generally should be capital rather than ordinary (and long-term if you have held your TrENDS for more than one year).

      Partial Liquidation Events. If a Partial Liquidation Event occurs, you will be treated as having sold the Liquidation Percentage of your Treasury Securities, and having paid the proceeds to the relevant Contracting Shareholders as additional consideration under the portion of your Contracts that are being liquidated. You will recognize capital gain or loss to the extent the cash proceeds received from the sale of your Treasury Securities differs from your adjusted tax basis in the Treasury Securities sold. The payments to the Contracting Shareholders of the proceeds will result in an increase in your basis in the portion (i.e. the Liquidation Percentage) of the Contracts that are being liquidated. You should recognize gain or loss with respect to the Partial Liquidation Amount you receive, equal to the difference between the Partial Liquidation Amount and your basis in the portion of the Contracts that are liquidated.

      Extension of the Maturity of the Contract. If the maturity of a Contract is extended, you will be entitled to receive an additional cash payment upon settlement. This additional amount should be taken into account in determining the amount of capital gain or loss you will realize upon settlement or other disposition of the TrENDS. The IRS may seek to treat this additional amount as giving rise to ordinary income, however.

      Possible Alternative Tax Treatments of an Investment in the TrENDS. The IRS may seek to impose tax consequences on you that are different from the consequences described above. The IRS may contend, for example, that you should include imputed interest income over the term of your Contracts. The IRS may also argue that the receipt of Reference Property on settlement of your Contracts is a taxable event to you, and that any gain you realize on the settlement, sale or exchange of a TrENDS should be treated as interest income rather than capital gain. Although Counsel is of the opinion that such alternative treatments should not prevail, the IRS or the courts may find otherwise.

Tax Consequences to Non-U.S. Holders

      You should consult your tax advisor regarding the tax consequences (different from those discussed below) that will or may apply if (i) you hold TrENDS in connection with the conduct of a trade or business in the United States, (ii) you own more than 10% of the combined voting power of stock of any of the selling shareholders, (iii) you are a "controlled foreign corporation" related to any of the selling shareholders, or (iv) you are an individual who may be present in the United States for 183 days or more in any tax year in which you held TrENDS.

      With the possible exceptions discussed below, any distributions you receive from us and any gain you realize on the sale of your TrENDS generally will not be subject to U.S. federal income or withholding tax, provided that the statement required by Section 871(h) or Section 881(c) of the Code regarding your tax status has been furnished as discussed in the next paragraph. The IRS may assert that any distributions you receive on partial liquidation of a Contract and any cash you receive at maturity of a Contract on account of its extension are subject to U.S. federal income or withholding tax. At present, however, we do not intend to withhold on any distributions.

      In order to obtain an exemption from withholding tax, either you as the beneficial owner of the TrENDS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the TrENDS on your behalf, must file a statement with the Trust to the effect that the beneficial owner of the TrENDS is a Non-U.S. Holder. Under temporary and final United States Treasury Regulations, this requirement will be fulfilled if you certify on IRS Form W-8 (or a successor form), under penalties of perjury, that you are a Non-U.S. Holder and provide your name and address, and any Financial Institution holding the TrENDS on your behalf files a statement with the Trust to the effect that it has received such a statement from you (and furnishes the Trust with a copy of it).

      If you are an individual, your Contacts may be treated as part of your gross estate for United States federal estate tax purposes.

Backup Withholding and Information Reporting

      You may be subject to information reporting and to backup withholding at a rate of 31 percent of the amounts paid to you, unless you provide proof of an applicable exemption or a correct taxpayer identification number, and otherwise comply with the applicable requirements of the backup withholding rules. If you are a Non-U.S. Holder and the statement regarding your tax status is furnished as discussed above, you will not be subject to backup withholding. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against your United States federal income tax liability, if you provide certain required information to the IRS.

                                  UNDERWRITING

      The Underwriter has agreed, subject to the terms and conditions set forth in an underwriting agreement (the "Underwriting Agreement") among the ABC Company, us, the Contracting Stockholders and the Underwriter, to purchase from us __________ TrENDS at the public offering price listed on the cover page of this Prospectus. The Underwriter's obligation is subject to certain conditions precedent and it is committed to take and purchase all of the TrENDS, if any are purchased.

      The Underwriter has advised us that it initially proposes to offer the TrENDS to the public on the terms listed on the cover page of this Prospectus. You will not pay any sales charge or underwriting commission. The Contracting Stockholders will pay from their own assets a commission to the Underwriter of __% per TrENDS or $______. The Underwriter may allow to selected dealers a concession of not more than $____ per TrENDS. The Underwriter may also allow, and such dealers may reallow, a concession of not more than $____ per TrENDS to certain other dealers. After the public offering, the offering price and other selling terms may be changed by the Underwriter. The TrENDS are offered subject to receipt and acceptance by the Underwriter and to certain other conditions, including the right to reject orders in whole or in part. The Underwriter may offer the TrENDS through a selling group.


      We have granted the Underwriter an over-allotment option, which it may exercise at any time during the 30-day period after the date of this Prospectus, to purchase up to a maximum of ________ additional TrENDS at the initial offering price. The Underwriter may purchase such TrENDS only to cover over-allotments made in connection with the Offering.


      The Contracting Stockholders have agreed not to (i) offer, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any shares of ABC Company Common Stock or any securities convertible into or exercisable or exchangeable for ABC Company Common Stock (whether such shares or any such securities are now owned by such party or later acquired) or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, the economic consequences of ownership of the ABC Company Common Stock, whether the transaction described in clause (i) or (ii) above is to be settled by delivery of ABC Company Common Stock or other securities, in cash or otherwise, for a period of 90 days after the date of this Prospectus without the prior written consent of the Underwriter. The Underwriter may, in its sole discretion and at any time without notice, release all or any portion of the securities subject to this lock-up agreement.

      The Underwriting Agreement provides that the ABC Company and the Contracting Stockholders will indemnify the Underwriter against certain liabilities under the Securities Act, or will contribute to payments related to indemnification that the Underwriter may be required to make. The Underwriter has agreed to pay any unanticipated expenses of the Trust, subject to reimbursement by or on behalf of the Contracting Stockholders.

      In connection with the Offering, the Underwriter may engage in transactions that stabilize, maintain or otherwise affect the price of the TrENDS or the ABC Company Common Stock. Specifically, the Underwriter may over-allot the Offering, creating a short position in the TrENDS or the ABC Company Common Stock. In addition, the Underwriter may bid for, and purchase, the TrENDS or the ABC Company Common Stock in the open market to cover short positions and may make such bids and purchases to stabilize the price of the TrENDS or the ABC Company Common Stock. Any of these activities may stabilize or maintain the market price of the TrENDS or the ABC Company Common Stock above independent market levels. The Underwriter is not required to engage in these activities and may end any of these activities at any time.

      The Underwriter is offering the TrENDS, subject to prior sale, when, as and if issued to and accepted by the Underwriter and subject to approval of certain legal matters by counsel for the Underwriter. The Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that the TrENDS will be ready for delivery in book-entry form only through the facilities of the Depositary k on or about __________, against payment therefor in immediately available funds.

      The Underwriter may render investment banking and other financial services to the ABC Company and each of the Contracting Stockholders from time to time.

      The Underwriter's principal business address is: Donaldson, Lufkin & Jenrette Securities Corporation, 277 Park Avenue, New York, New York 10172.

Investment Restrictions

      Under the Investment Company Act an investment company (including a foreign investment company) generally may not acquire more than 3% of the voting stock of another investment company, and any group of affiliated investment companies generally may not acquire more than 10% of the voting stock of another investment company. The Underwriter, however, has received from the SEC relief to permit investment companies and groups of affiliated investment companies to acquire TrENDS in excess of these limitations.


                                  LEGAL MATTERS


     Davis Polk & Wardwell will pass upon certain legal matters for us and for the Underwriter. Richards, Layton & Finger, P.A. will pass upon certain matters of Delaware law.


                                     EXPERTS

      The statement of assets, liabilities and capital included in this Prospectus has been audited by _________, independent auditors, as stated in their opinion which appears in this Prospectus. The statement has been included in reliance upon the opinion given on the authority of _________ as experts in auditing and accounting. The principal business address of _____________ is
___________________.

                      WHERE YOU CAN FIND MORE INFORMATION



      We filed a registration statement (the "Registration Statement") on Form N-2 to register the TrENDS with the SEC. This Prospectus is a part of that Registration Statement. As permitted by SEC rules, this Prospectus does not contain all the information you can find in the Registration Statement or the exhibits to the Registration Statement. You may read and copy any reports, statements or other information we filed at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800- SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov".

                          INDEPENDENT AUDITORS' REPORT

      To the Board of Trustees and Shareholders of ABC TrENDS Trust:


      We have audited the accompanying statement of assets, liabilities and capital of ABC TrENDS Trust as of ____________, 1999. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.


     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of ABC TrENDS Trust, at ____________, 1999 in conformity with generally accepted accounting principles.

____________________
New York, New York
____________, 1999

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                               ____________, 1999


     Assets
          Cash...................................................... $
                                                                     -------
          Total Assets.............................................. $
                                                                     =======

     Liabilities
          Total Liabilities......................................... $     0
                                                                     =======

     Net Assets..................................................... $
                                                                     =======

     Capital
      TrENDS, par value [$.10] per TrENDS; 1 TrENDS issued and
        outstanding (Note 3)........................................ $
                                                                     =======


-------------
(1) The Trust was created as a Delaware business trust on December 23, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Contracting Stockholders.

(2) Offering expenses will be payable upon completion of the Offering and also will be paid by the Contracting Stockholders.


(3) On ____________, 1999, the Trust issued one TrENDS to Donaldson, Lufkin & Jenrette Securities Corporation in consideration for the purchase price of $______.

     The Amended and Restated Trust Agreement provides that prior to the Offering, the Trust will split the outstanding TrENDS on the date that the price and underwriting discount of the TrENDS being offered to the public is determined, but prior to the sale of the TrENDS to the Underwriter. The one outstanding TrENDS will be split into the smallest whole number of TrENDS that would result in the per TrENDS amount recorded as shareholders' equity, after effecting the split, not exceeding the public offering price per TrENDS.

================================================================================
_____, 1999

                                ABC TrENDS Trust

             _______ Trust Enhanced Distribution Securities (TrENDS)

                             Subject to exchange for
                                 common stock of

                                  [(ABC) Logo]

                                     or cash

                                 --------------
                                   PROSPECTUS
                                 --------------



                          Donaldson, Lufkin & Jenrette

--------------------------------------------------------------------------------
We have not authorized any dealer, salesperson or other person to give you written information other than this prospectus or to make representations as to matters not stated in this prospectus. You must not rely on unauthorized information. This prospectus is not an offer to sell these securities or our solicitation of your offer to buy the securities in any jurisdiction where that would not be permitted or legal. Neither the delivery of this prospectus nor any sales made hereunder after the date of this prospectus shall create an implication that the information contained herein or the affairs of the company have not changed since the date hereof.
--------------------------------------------------------------------------------

                      Dealer Prospectus Delivery Obligation
Until __, 1999 (25 days after the date of this prospectus), all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters in this offering and when selling their previously unsold allotments or subscriptions.

--------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

1.    Financial Statements

      Part A - Independent Auditors' Report
               Statement of Assets, Liabilities and Capital at ___________, 199_ Part B - None

2.    Exhibits

      (a) (1) Trust Agreement**
          (2) Certificate of Trust**
          (3) Restated Certificate of Trust *
          (4) Amended and Restated Trust Agreement *
      (b) Not applicable
      (c) Not applicable
      (d) (1) Form of specimen certificate for TrENDS*
          (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of TrENDS*
      (e) Not applicable
      (f) Not applicable
      (g) Not applicable
      (h) Form of Underwriting Agreement*
      (i) Not applicable
      (j) Form of Custodian Agreement *
      (k) (1) Form of Paying Agent Agreement*
          (2) Form of Forward Contract*
          (3) Form of Administration Agreement *
          (4) Form of Security and Pledge Agreement*
          (5) Form of Fund Expense Agreement*
          (6) Form of Fund Indemnity Agreement*
      (l) Form of Opinion and Consent of Richards, Layton & Finger, P.A., special Delaware counsel to the Trust*
      (m) Not applicable
      (n) (1) Consent of _________, independent auditors for the Trust*
          (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
      (o) Not applicable
      (p) Form of Subscription Agreement*
      (q) Not applicable
      (r) Financial Data Schedule*

------------
*     To be filed by amendment.

** Previously filed.

Item 25. Marketing Arrangements

      See Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:



SEC Registration fees                                                  $2,780
Listing fee                                                                 *
Printing (other than certificates)                                          *
Engraving and printing certificates                                         *
Fees and expenses of qualifications under state securities laws
  (including fees of counsel)                                               *
Accounting fees and expenses                                                *
Legal fees and expenses                                                     *
NASD fees                                                                   *
Trustees' Fees                                                              *
Administrator's, Custodian's, Collateral Agent's and Paying
  Agent's Fees                                                              *
Miscellaneous                                                               *
      Total                                                                 *

------------
*   To be furnished by amendment.



Item 27. Person Controlled by or under Common Control with Registrant


     The Trust will be internally managed and will not have an investment adviser. The information in the prospectus filed as part of this Registration Statement (the "Prospectus") under the caption "Management Arrangements" is incorporated herein by reference.


Item 28. Number of Holders of Securities

     There will be one record holder of the TrENDS as of the effective date of this Registration Statement.

Item 29. Indemnification

     [Certain agreements to be specified] provide for indemnification.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the ABC TrENDS Trust (the "Registrant"), pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

     The Trust is internally managed and does not have an investment adviser.

Item 31. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant, c/o Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716 and its paying agent (__________________________).

Item 32. Management Services

     Not applicable.

Item 33. Undertakings


      (1) The Registrant hereby undertakes to suspend the offering of the TrENDS covered hereby until it amends the Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.


      (2) Not Applicable.

      (3) Not Applicable.

      (4) Not Applicable.


      (5) If applicable, the Registrant hereby undertakes that (i) for determining any liability under the 1933 Act, the information omitted from the form of the Prospectus contained herein in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and
(ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.


      (6) Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 16th day of July, 1999.



                                      ABC TrENDS TRUST



                                      By: /s/ Donald J. Puglisi
                                          --------------------------------
                                          Name:  Donald J. Puglisi
                                          Title: Trustee


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.



        Name                          Title                       Date
        ----                          -----                       ----

/s/ Donald J. Puglisi    Principal Executive Officer,          July 16, 1999
-----------------------  Principal Financial Officer,
                         Principal Accounting Officer, and
                         Trustee